UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund

Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.827901.106

ADESI-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Distributors - 0.3%
Li & Fung Ltd.	3,124,000	$ 5,784,142
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	100,000	2,770,000
Ruth's Hospitality Group, Inc. (a)	623,600	3,099,292
Texas Roadhouse, Inc. Class A	250,000	3,725,000
		9,594,292
Household Durables - 0.6%
D.R. Horton, Inc.	200,000	2,522,000
iRobot Corp. (a)	50,000	1,492,500
KB Home (d)	500,000	3,360,000
Toll Brothers, Inc. (a)	125,000	2,552,500
		9,927,000
Leisure Equipment & Products - 0.1%
Brunswick Corp.	100,000	1,806,000
Media - 3.2%
Comcast Corp. Class A	900,000	21,339,000
DreamWorks Animation SKG, Inc. Class A (a)	50,000	829,750
The Walt Disney Co.	500,000	18,750,000
Time Warner, Inc.	400,000	14,456,000
		55,374,750
Multiline Retail - 0.7%
Dollar General Corp. (a)	55,000	2,262,700
Target Corp.	195,000	9,987,900
		12,250,600
Specialty Retail - 2.5%
Best Buy Co., Inc.	400,000	9,348,000
Citi Trends, Inc. (a)	300,000	2,634,000
Destination Maternity Corp.	200,000	3,344,000
Francescas Holdings Corp. (a)	120,000	2,076,000
Lowe's Companies, Inc.	550,000	13,959,000
Lumber Liquidators Holdings, Inc. (a)	39,329	694,550
Staples, Inc.	675,000	9,375,750
Talbots, Inc. (a)	750,000	1,995,000
		43,426,300
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,245,170
TOTAL CONSUMER DISCRETIONARY		139,408,254
CONSUMER STAPLES - 11.1%
Beverages - 3.4%
Beam, Inc.	75,000	3,842,250
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	4,134,000
Molson Coors Brewing Co. Class B	100,000	4,354,000
PepsiCo, Inc.	600,000	39,810,000
The Coca-Cola Co.	100,000	6,997,000
		59,137,250

	Shares	Value
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	215,000	$ 8,767,700
Drogasil SA	375,000	2,610,428
Walgreen Co.	275,000	9,091,500
		20,469,628
Food Products - 1.4%
Danone	225,000	14,145,527
Green Mountain Coffee Roasters, Inc. (a)	75,000	3,363,750
Unilever NV (NY Reg.)	175,000	6,014,750
		23,524,027
Household Products - 2.7%
Colgate-Palmolive Co.	240,000	22,173,600
Procter & Gamble Co.	350,000	23,348,500
		45,522,100
Tobacco - 2.4%
Altria Group, Inc.	250,000	7,412,500
British American Tobacco PLC sponsored ADR	135,000	12,808,800
Philip Morris International, Inc.	275,000	21,582,000
		41,803,300
TOTAL CONSUMER STAPLES		190,456,305
ENERGY - 13.5%
Energy Equipment & Services - 1.7%
Halliburton Co.	250,000	8,627,500
Helmerich & Payne, Inc.	50,000	2,918,000
McDermott International, Inc. (a)	154,500	1,778,295
National Oilwell Varco, Inc.	75,000	5,099,250
Noble Corp.	250,000	7,555,000
Trinidad Drilling Ltd. (d)	300,000	2,288,885
		28,266,930
Oil, Gas & Consumable Fuels - 11.8%
Amyris, Inc. (a)(d)	275,000	3,173,500
Apache Corp.	100,000	9,058,000
Canadian Natural Resources Ltd.	175,000	6,555,626
Chevron Corp.	525,000	55,860,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,180,500
EXCO Resources, Inc.	425,000	4,441,250
Exxon Mobil Corp.	875,000	74,164,999
Hess Corp.	75,000	4,260,000
Newfield Exploration Co. (a)	50,000	1,886,500
Plains Exploration & Production Co. (a)	100,000	3,672,000
QEP Resources, Inc.	100,000	2,930,000
Royal Dutch Shell PLC Class A sponsored ADR	275,000	20,099,750
Solazyme, Inc. (d)	50,000	595,000
Suncor Energy, Inc.	350,000	10,097,211
Whiting Petroleum Corp. (a)	82,500	3,851,925
		202,826,261
TOTAL ENERGY		231,093,191
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.0%
Capital Markets - 3.5%
Ashmore Group PLC	1,250,000	$ 6,484,401
Bank of New York Mellon Corp.	400,000	7,964,000
Goldman Sachs Group, Inc.	200,000	18,086,000
KKR & Co. LP	450,000	5,773,500
Manning & Napier, Inc. (d)	81,200	1,014,188
Morgan Stanley	1,050,000	15,886,500
The Blackstone Group LP	400,000	5,604,000
		60,812,589
Commercial Banks - 4.6%
Alliance Financial Corp.	200,000	6,176,000
BB&T Corp.	550,000	13,843,500
M&T Bank Corp.	70,000	5,343,800
SunTrust Banks, Inc.	325,000	5,752,500
Wells Fargo & Co.	1,750,000	48,230,000
		79,345,800
Diversified Financial Services - 4.9%
JPMorgan Chase & Co.	1,750,000	58,187,500
KKR Financial Holdings LLC	2,200,000	19,206,000
New Academy Holding Co. LLC unit (e)(f)	60,000	6,024,000
		83,417,500
Insurance - 2.3%
ACE Ltd.	125,000	8,765,000
Allstate Corp.	225,000	6,167,250
Brasil Insurance Participacoes e Administracao SA	400,000	3,649,635
Hanover Insurance Group, Inc.	125,000	4,368,750
Lincoln National Corp.	300,000	5,826,000
MetLife, Inc.	200,000	6,236,000
RenaissanceRe Holdings Ltd.	50,000	3,718,500
		38,731,135
Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc.	400,000	3,452,000
MGIC Investment Corp. (a)	1,164,644	4,344,122
Radian Group, Inc. (d)	1,934,300	4,526,262
		12,322,384
TOTAL FINANCIALS		274,629,408
HEALTH CARE - 11.1%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,787,500
Alnylam Pharmaceuticals, Inc. (a)	325,000	2,648,750
Amgen, Inc.	205,000	13,163,050
Anacor Pharmaceuticals, Inc. (a)(d)	200,000	1,240,000
BioMarin Pharmaceutical, Inc. (a)	25,000	859,500
Gilead Sciences, Inc. (a)	100,000	4,093,000
Inhibitex, Inc. (a)	7,200	78,768
PDL BioPharma, Inc. (d)	675,000	4,185,000

	Shares	Value
Synageva BioPharma Corp. (a)	25,819	$ 687,560
Vertex Pharmaceuticals, Inc. (a)	27,900	926,559
		29,669,687
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	75,000	1,779,375
HeartWare International, Inc. (a)	55,000	3,795,000
SonoSite, Inc. (a)	75,000	4,039,500
St. Jude Medical, Inc.	75,000	2,572,500
Uroplasty, Inc. (a)	500,000	2,125,000
Zimmer Holdings, Inc. (a)	25,000	1,335,500
		15,646,875
Health Care Providers & Services - 3.3%
Brookdale Senior Living, Inc. (a)	325,000	5,651,750
Emeritus Corp. (a)	153,472	2,687,295
Express Scripts, Inc. (a)	75,000	3,351,750
IPC The Hospitalist Co., Inc. (a)	75,000	3,429,000
Laboratory Corp. of America Holdings (a)	25,000	2,149,250
McKesson Corp.	225,000	17,529,750
Medco Health Solutions, Inc. (a)	50,000	2,795,000
MEDNAX, Inc. (a)	40,000	2,880,400
Quest Diagnostics, Inc.	50,000	2,903,000
WellPoint, Inc.	200,000	13,250,000
		56,627,195
Pharmaceuticals - 5.2%
Abbott Laboratories	100,000	5,623,000
Auxilium Pharmaceuticals, Inc. (a)	75,000	1,494,750
Elan Corp. PLC sponsored ADR (a)	150,000	2,061,000
GlaxoSmithKline PLC sponsored ADR	287,500	13,118,625
Merck & Co., Inc.	600,000	22,620,000
Pfizer, Inc.	1,575,000	34,083,000
Roche Holding AG (participation certificate)	50,000	8,475,749
XenoPort, Inc. (a)	490,900	1,870,329
		89,346,453
TOTAL HEALTH CARE		191,290,210
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	225,000	12,228,750
Lockheed Martin Corp.	50,000	4,045,000
Rockwell Collins, Inc.	17,500	968,975
United Technologies Corp.	100,000	7,309,000
		24,551,725
Building Products - 0.7%
Lennox International, Inc.	75,000	2,531,250
Owens Corning (a)	225,000	6,462,000
Quanex Building Products Corp.	150,000	2,253,000
		11,246,250
Commercial Services & Supplies - 0.7%
Covanta Holding Corp.	400,000	5,476,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
EnerNOC, Inc. (a)(d)	250,000	$ 2,717,500
Standard Parking Corp. (a)	175,000	3,127,250
		11,320,750
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	100,000	4,058,000
Quanta Services, Inc. (a)	300,000	6,462,000
		10,520,000
Electrical Equipment - 0.1%
Polypore International, Inc. (a)	30,000	1,319,700
Industrial Conglomerates - 2.3%
General Electric Co.	1,500,000	26,865,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	610,300	12,785,785
		39,650,785
Machinery - 0.8%
Ingersoll-Rand PLC	300,000	9,141,000
PACCAR, Inc.	22,500	843,075
SPX Corp.	75,000	4,520,250
		14,504,325
Professional Services - 0.8%
Acacia Research Corp. - Acacia Technologies (a)	200,000	7,302,000
Michael Page International PLC	1,050,000	5,688,257
RPX Corp.	25,000	316,250
		13,306,507
Road & Rail - 0.6%
Con-way, Inc.	100,000	2,916,000
CSX Corp.	200,000	4,212,000
Swift Transporation Co.	325,000	2,678,000
		9,806,000
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	75,000	3,975,750
TOTAL INDUSTRIALS		140,201,792
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	900,000	4,671,000
Cisco Systems, Inc.	1,300,000	23,504,000
Juniper Networks, Inc. (a)	500,000	10,205,000
		38,380,000
Computers & Peripherals - 5.0%
Apple, Inc. (a)	180,000	72,900,000
Hewlett-Packard Co.	479,000	12,339,040
		85,239,040
Electronic Equipment & Components - 2.0%
Avnet, Inc. (a)	175,000	5,440,750
Coretronic Corp.	2,250,000	1,523,031

	Shares	Value
Corning, Inc.	1,419,100	$ 18,419,918
Everlight Electronics Co. Ltd.	1,250,000	2,175,169
Fabrinet (a)	225,000	3,078,000
Itron, Inc. (a)	75,000	2,682,750
		33,319,618
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	150,000	4,842,000
Blinkx PLC (a)	1,500,000	1,782,240
Constant Contact, Inc. (a)	100,000	2,321,000
Cornerstone OnDemand, Inc.	50,000	912,000
Google, Inc. Class A (a)	100,000	64,590,000
SciQuest, Inc. (a)	450,010	6,421,643
VeriSign, Inc.	125,000	4,465,000
WebMD Health Corp. (a)	75,000	2,816,250
		88,150,133
IT Services - 7.1%
Cognizant Technology Solutions Corp. Class A (a)	205,000	13,183,550
Fidelity National Information Services, Inc.	125,000	3,323,750
International Business Machines Corp.	175,000	32,179,000
MasterCard, Inc. Class A	50,000	18,641,000
Paychex, Inc.	825,000	24,840,750
Visa, Inc. Class A	290,000	29,443,700
		121,611,750
Semiconductors & Semiconductor Equipment - 2.5%
KLA-Tencor Corp.	125,000	6,031,250
Lam Research Corp. (a)	75,000	2,776,500
NVIDIA Corp. (a)	75,000	1,039,500
NXP Semiconductors NV (a)	268,300	4,123,771
Omnivision Technologies, Inc. (a)	358,300	4,383,801
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	6,540,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000,000	12,910,000
Tessera Technologies, Inc. (a)	304,700	5,103,725
		42,908,547
Software - 1.9%
Citrix Systems, Inc. (a)	25,000	1,518,000
Concur Technologies, Inc. (a)	50,000	2,539,500
Convio, Inc. (a)	11,700	129,402
Kenexa Corp. (a)	50,000	1,335,000
NetSuite, Inc. (a)	50,000	2,027,500
Nuance Communications, Inc. (a)	225,000	5,661,000
Oracle Corp.	500,000	12,825,000
RealPage, Inc. (a)	50,000	1,263,500
Taleo Corp. Class A (a)	75,000	2,901,750
VMware, Inc. Class A (a)	25,000	2,079,750
		32,280,402
TOTAL INFORMATION TECHNOLOGY		441,889,490
Common Stocks - continued
	Shares	Value
MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	25,000	$ 2,129,750
Cabot Corp.	110,000	3,535,400
Ecolab, Inc. (d)	110,000	6,359,100
Olin Corp.	125,000	2,456,250
W.R. Grace & Co. (a)	50,000	2,296,000
		16,776,500
Metals & Mining - 0.8%
Colossus Minerals, Inc. (a)	125,000	740,132
Gem Diamonds Ltd. (a)	1,000,000	3,016,217
Nucor Corp.	250,000	9,892,500
		13,648,849
TOTAL MATERIALS		30,425,349
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cbeyond, Inc. (a)	150,000	1,201,500
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Corp.	50,000	3,652,500
NextEra Energy, Inc.	125,000	7,610,000
		11,262,500
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	4,306,500
TOTAL UTILITIES		15,569,000
TOTAL COMMON STOCKS (Cost $1,663,712,059)		1,656,164,499
Nonconvertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 2.1%
Porsche Automobil Holding SE (Germany)	349,950	18,730,528
Volkswagen AG	120,000	17,979,216
		36,709,744
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,242,496)		36,709,744
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,671,190	$ 21,671,190
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	11,406,578	11,406,578
TOTAL MONEY MARKET FUNDS (Cost $33,077,768)		33,077,768
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,734,032,323)	1,725,952,011
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(10,625,694)
NET ASSETS - 100%	$ 1,715,326,317
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,024,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,556
Fidelity Securities Lending Cash Central Fund	158,551
Total	$ 171,107
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,117,998	$ 176,117,998	$ -	$ -
Consumer Staples	190,456,305	190,456,305	-	-
Energy	231,093,191	231,093,191	-	-
Financials	274,629,408	268,605,408	-	6,024,000
Health Care	191,290,210	191,290,210	-	-
Industrials	140,201,792	140,201,792	-	-
Information Technology	441,889,490	441,889,490	-	-
Materials	30,425,349	30,425,349	-	-
Telecommunication Services	1,201,500	1,201,500	-	-
Utilities	15,569,000	15,569,000	-	-
Money Market Funds	33,077,768	33,077,768	-	-
Total Investments in Securities:	$ 1,725,952,011	$ 1,719,928,011	$ -	$ 6,024,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,024,000
Total Realized Gain (Loss)	(2)
Total Unrealized Gain (Loss)	2
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,024,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,744,143,457. Net unrealized depreciation aggregated $18,191,446, of which $185,675,776 related to appreciated investment securities and $203,867,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2011

1.827902.106

ADESII-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.3%
Tenneco, Inc. (a)	40,000	$ 1,191,200
TRW Automotive Holdings Corp. (a)	170,200	5,548,520
		6,739,720
Automobiles - 0.6%
Bajaj Auto Ltd.	250,000	7,504,480
Ford Motor Co.	250,000	2,690,000
PT Astra International Tbk	100,000	816,102
Tesla Motors, Inc. (a)(d)	119,400	3,410,064
		14,420,646
Distributors - 0.9%
Li & Fung Ltd.	12,000,000	22,218,216
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	5,717,583
Collectors Universe, Inc.	100,000	1,457,000
		7,174,583
Hotels, Restaurants & Leisure - 0.6%
Bravo Brio Restaurant Group, Inc. (a)	113,800	1,951,670
Dunkin' Brands Group, Inc. (a)	100,800	2,517,984
McDonald's Corp.	30,000	3,009,900
Shangri-La Asia Ltd.	100,000	172,534
Tim Hortons, Inc. (Canada)	170,000	8,239,592
		15,891,680
Household Durables - 0.0%
Toll Brothers, Inc. (a)	53,700	1,096,554
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	147,100	25,463,010
Groupon, Inc. Class A (a)	138,000	2,846,940
Priceline.com, Inc. (a)	9,600	4,490,016
Start Today Co. Ltd.	388,100	9,081,636
		41,881,602
Leisure Equipment & Products - 0.5%
Bauer Performance Sports Ltd. (e)	817,600	4,993,590
Hasbro, Inc.	238,600	7,608,954
		12,602,544
Media - 1.2%
Pandora Media, Inc. (d)	223,000	2,232,230
The Walt Disney Co.	670,000	25,125,000
Time Warner, Inc.	100,000	3,614,000
		30,971,230
Multiline Retail - 2.1%
Dollar General Corp. (a)	154,200	6,343,788
Dollar Tree, Inc. (a)	60,000	4,986,600
Dollarama, Inc.	471,000	20,580,813
Marisa Lojas SA	600,000	5,506,655
Springland International Holdings Ltd.	1,750,000	1,146,898
Target Corp.	300,000	15,366,000
		53,930,754

	Shares	Value
Specialty Retail - 5.4%
Ascena Retail Group, Inc. (a)	100,000	$ 2,972,000
AutoZone, Inc. (a)	45,000	14,623,650
Charming Shoppes, Inc. (a)	500,000	2,450,000
China ZhengTong Auto Services Holdings Ltd.	504,000	494,487
Destination Maternity Corp.	383,100	6,405,432
Dick's Sporting Goods, Inc.	150,000	5,532,000
Guess?, Inc.	221,000	6,590,220
Kirkland's, Inc. (a)	270,000	3,591,000
Limited Brands, Inc.	235,000	9,482,250
New York & Co., Inc. (a)(d)	1,449,187	3,854,837
PT ACE Hardware Indonesia Tbk	7,999,000	3,616,863
Ross Stores, Inc.	690,970	32,841,804
Sally Beauty Holdings, Inc. (a)	69,300	1,464,309
Stein Mart, Inc.	300,000	2,043,000
SuperGroup PLC (a)(d)	218,200	1,719,904
The Cato Corp. Class A (sub. vtg.)	180,000	4,356,000
TJX Companies, Inc.	526,500	33,985,575
		136,023,331
Textiles, Apparel & Luxury Goods - 4.4%
Arezzo Industria e Comercio SA	14,000	174,324
Bosideng International Holdings Ltd.	15,000,000	4,248,964
Coach, Inc.	100,000	6,104,000
Daphne International Holdings Ltd.	3,000,000	3,341,230
Gildan Activewear, Inc.	100,000	1,881,383
Liz Claiborne, Inc. (a)(d)	1,000,000	8,630,000
lululemon athletica, Inc. (a)	105,842	4,938,588
Michael Kors Holdings Ltd.	202,100	5,507,225
NIKE, Inc. Class B	100,000	9,637,000
PVH Corp.	187,800	13,238,022
R.G. Barry Corp.	167,882	2,028,015
Ralph Lauren Corp.	82,500	11,391,600
Samsonite International SA	1,307,700	2,050,806
Steven Madden Ltd. (a)	367,903	12,692,654
Vera Bradley, Inc. (a)(d)	223,762	7,216,325
VF Corp.	88,653	11,258,044
Warnaco Group, Inc. (a)	161,900	8,101,476
		112,439,656
TOTAL CONSUMER DISCRETIONARY		455,390,516
CONSUMER STAPLES - 11.1%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	83,846	5,117,988
Anheuser-Busch InBev SA NV:
ADR	65,000	3,964,350
(strip VVPR) (a)	160,000	207
Beam, Inc.	230,000	11,782,900
Dr Pepper Snapple Group, Inc.	352,400	13,912,752
Hansen Natural Corp. (a)	151,200	13,931,568
United Breweries Ltd.	63,029	456,415
		49,166,180
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.6%
Drogasil SA	983,666	$ 6,847,439
Fresh Market, Inc. (a)(d)	220,300	8,789,970
PriceSmart, Inc.	149,300	10,389,787
Wal-Mart Stores, Inc.	495,000	29,581,200
Whole Foods Market, Inc.	140,000	9,741,200
		65,349,596
Food Products - 1.6%
Biostime International Holdings Ltd.	2,478,000	4,371,102
Green Mountain Coffee Roasters, Inc. (a)	166,999	7,489,905
Hormel Foods Corp.	100,000	2,929,000
Kraft Foods, Inc. Class A	270,000	10,087,200
Orion Corp.	10,000	5,834,515
TreeHouse Foods, Inc. (a)	131,500	8,597,470
		39,309,192
Household Products - 1.4%
Colgate-Palmolive Co.	198,800	18,367,132
Procter & Gamble Co.	240,000	16,010,400
		34,377,532
Personal Products - 1.3%
Herbalife Ltd.	402,260	20,784,774
Nu Skin Enterprises, Inc. Class A	248,263	12,058,134
		32,842,908
Tobacco - 2.3%
Altria Group, Inc.	50,000	1,482,500
British American Tobacco PLC:
(United Kingdom)	200,000	9,488,993
sponsored ADR	60,000	5,692,800
Imperial Tobacco Group PLC	100,000	3,781,920
Lorillard, Inc.	132,000	15,048,000
Philip Morris International, Inc.	300,000	23,544,000
		59,038,213
TOTAL CONSUMER STAPLES		280,083,621
ENERGY - 12.1%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	285,834	13,902,966
Cameron International Corp. (a)	55,000	2,705,450
Halliburton Co.	728,100	25,126,731
Nabors Industries Ltd. (a)	272,800	4,730,352
National Oilwell Varco, Inc.	100,000	6,799,000
Rowan Companies, Inc. (a)	142,900	4,334,157
Schlumberger Ltd.	40,000	2,732,400
Transocean Ltd. (United States)	150,000	5,758,500
Tuscany International Drilling, Inc. (a)(e)	7,000,000	4,124,117
		70,213,673
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	170,500	13,014,265

	Shares	Value
Apache Corp.	215,600	$ 19,529,048
Bellatrix Exploration Ltd. (a)	415,600	2,003,727
Bumi PLC	495,058	6,766,314
Chevron Corp.	605,200	64,393,280
ConocoPhillips	155,700	11,345,859
Crestwood Midstream Partners LP	100,000	3,174,000
Crown Point Ventures Ltd. (e)	419,300	399,373
Enbridge Energy Partners LP	150,000	4,978,500
Energy Partners Ltd. (a)(d)	841,100	12,280,060
Enterprise Products Partners LP	113,200	5,250,216
Exxon Mobil Corp.	451,400	38,260,664
Hess Corp.	95,300	5,413,040
HollyFrontier Corp.	336,770	7,880,418
Madalena Ventures, Inc. (a)	7,144,000	6,383,582
Marathon Petroleum Corp.	86,900	2,892,901
Noble Energy, Inc.	38,100	3,596,259
Occidental Petroleum Corp.	157,900	14,795,230
Williams Companies, Inc.	373,800	12,342,876
		234,699,612
TOTAL ENERGY		304,913,285
FINANCIALS - 11.3%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	69,900	6,321,057
Invesco Ltd.	508,300	10,211,747
Morgan Stanley	800,000	12,104,000
State Street Corp.	320,000	12,899,200
T. Rowe Price Group, Inc.	150,000	8,542,500
		50,078,504
Commercial Banks - 2.7%
HDFC Bank Ltd.	573,925	4,623,488
HDFC Bank Ltd. sponsored ADR	100,000	2,628,000
Huntington Bancshares, Inc.	797,600	4,378,824
PNC Financial Services Group, Inc.	100,000	5,767,000
Regions Financial Corp.	700,000	3,010,000
SunTrust Banks, Inc.	200,000	3,540,000
Wells Fargo & Co.	1,583,950	43,653,662
		67,600,974
Consumer Finance - 1.6%
American Express Co.	255,000	12,028,350
Capital One Financial Corp.	300,000	12,687,000
Discover Financial Services	650,000	15,600,000
		40,315,350
Diversified Financial Services - 2.6%
Citigroup, Inc.	1,000,000	26,310,000
JPMorgan Chase & Co.	1,156,000	38,437,000
		64,747,000
Insurance - 1.0%
ACE Ltd.	40,000	2,804,800
Berkshire Hathaway, Inc. Class A (a)	66	7,573,830
Intact Financial Corp. (a)(e)	120,000	6,896,701
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	303,400	$ 5,892,028
Platinum Underwriters Holdings Ltd.	98,167	3,348,476
		26,515,835
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	312,700	4,909,390
Dundee (REIT) (a)(e)	600,000	5,891,595
HCP, Inc.	128,000	5,303,040
Simon Property Group, Inc.	25,000	3,223,500
		19,327,525
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	247,400	3,765,428
DLF Ltd.	1,580,000	5,456,908
Iguatemi Empresa de Shopping Centers SA	295,000	5,487,709
		14,710,045
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,291,432
TOTAL FINANCIALS		284,586,665
HEALTH CARE - 9.4%
Biotechnology - 1.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,353,908
ADVENTRX Pharmaceuticals, Inc. warrants 11/11/16 (a)	667,162	34,701
Alexion Pharmaceuticals, Inc. (a)	145,112	10,375,508
Amgen, Inc.	18,315	1,176,006
AVEO Pharmaceuticals, Inc. (a)	405,900	6,981,480
Clovis Oncology, Inc. (d)	28,400	400,156
Dynavax Technologies Corp. (a)	2,218,511	7,365,457
ImmunoGen, Inc. (a)	164,623	1,906,334
Micromet, Inc. (a)	480,592	3,455,456
NPS Pharmaceuticals, Inc. (a)	28,900	190,451
Theravance, Inc. (a)	125,000	2,762,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,082,402
		38,084,359
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	291,000	14,398,680
Boston Scientific Corp. (a)	819,800	4,377,732
Covidien PLC	315,600	14,205,156
Insulet Corp. (a)	100,000	1,883,000
Sirona Dental Systems, Inc. (a)	230,000	10,129,200
		44,993,768
Health Care Providers & Services - 2.7%
Accretive Health, Inc. (a)	50,000	1,149,000
Express Scripts, Inc. (a)	70,000	3,128,300
Hanger Orthopedic Group, Inc. (a)	909,450	16,997,621
Humana, Inc.	100,000	8,761,000
McKesson Corp.	154,700	12,052,677

	Shares	Value
UnitedHealth Group, Inc.	230,000	$ 11,656,400
WellPoint, Inc.	220,000	14,575,000
		68,319,998
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	579,616
Pharmaceuticals - 3.4%
Abbott Laboratories	390,000	21,929,700
Allergan, Inc.	106,400	9,335,536
Eli Lilly & Co.	200,000	8,312,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,354,150
Johnson & Johnson	190,000	12,460,200
Meda AB (A Shares)	500,000	5,202,808
PT Kalbe Farma Tbk	11,000,000	4,124,622
Shire PLC	400,000	13,902,982
		84,621,998
TOTAL HEALTH CARE		236,599,739
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.9%
Esterline Technologies Corp. (a)	166,083	9,295,666
Honeywell International, Inc.	452,567	24,597,016
Precision Castparts Corp.	16,000	2,636,640
Textron, Inc.	410,200	7,584,598
Ultra Electronics Holdings PLC	120,000	2,754,667
United Technologies Corp.	362,000	26,458,580
		73,327,167
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	13,232,752
Building Products - 0.1%
Fortune Brands Home & Security, Inc. (a)	100,000	1,703,000
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	11,767,184
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,268,204
Foster Wheeler AG (a)	330,000	6,316,200
Jacobs Engineering Group, Inc. (a)	98,600	4,001,188
MYR Group, Inc. (a)	120,000	2,296,800
		20,882,392
Electrical Equipment - 0.4%
Fushi Copperweld, Inc. (a)	303,500	2,282,320
GrafTech International Ltd. (a)	221,900	3,028,935
Polypore International, Inc. (a)	100,000	4,399,000
		9,710,255
Industrial Conglomerates - 0.4%
Danaher Corp.	21,900	1,030,176
General Electric Co.	320,000	5,731,200
Max India Ltd. (a)	800,000	2,205,414
Tyco International Ltd.	13,500	630,585
		9,597,375
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
Caterpillar, Inc.	30,000	$ 2,718,000
Cummins, Inc.	14,100	1,241,082
Jain Irrigation Systems Ltd.	301,378	492,017
Jain Irrigation Systems Ltd. DVR (a)	15,068	10,019
Pall Corp.	169,000	9,658,350
Westport Innovations, Inc. (a)	100,000	3,324,000
		17,443,468
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	264,400	7,850,036
Qualicorp SA	425,000	3,820,712
		11,670,748
Road & Rail - 1.9%
CSX Corp.	590,000	12,425,400
Norfolk Southern Corp.	205,000	14,936,300
Union Pacific Corp.	190,000	20,128,600
		47,490,300
TOTAL INDUSTRIALS		216,824,641
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.2%
Motorola Solutions, Inc.	300,000	13,887,000
QUALCOMM, Inc.	300,000	16,410,000
		30,297,000
Computers & Peripherals - 5.5%
Apple, Inc. (a)	282,200	114,290,993
EMC Corp. (a)	100,000	2,154,000
Hewlett-Packard Co.	200,000	5,152,000
SanDisk Corp. (a)	350,000	17,223,500
		138,820,493
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	175,700	3,454,262
SYNNEX Corp. (a)	212,900	6,484,934
Vishay Precision Group, Inc. (a)	100,000	1,598,000
		11,537,196
Internet Software & Services - 3.7%
Angie's List, Inc. (d)	483,900	7,790,790
Blinkx PLC (a)	4,266,981	5,069,855
eBay, Inc. (a)	100,000	3,033,000
Google, Inc. Class A (a)	72,700	46,956,930
Mail.ru Group Ltd. GDR (a)(e)	241,200	6,271,200
Open Text Corp. (a)	182,500	9,359,756
Rackspace Hosting, Inc. (a)(d)	233,600	10,047,136
Support.com, Inc. (a)	857,200	1,928,700
Velti PLC (a)	378,800	2,575,840
		93,033,207
IT Services - 2.9%
Cardtronics, Inc. (a)	219,100	5,928,846

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	200,500	$ 12,894,155
International Business Machines Corp.	84,400	15,519,472
MasterCard, Inc. Class A	48,000	17,895,360
Visa, Inc. Class A	204,000	20,712,120
		72,949,953
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,462,000
ARM Holdings PLC	2,303,500	21,264,445
ARM Holdings PLC sponsored ADR	1,000,000	27,670,000
Avago Technologies Ltd.	225,000	6,493,500
Infineon Technologies AG	698,600	5,259,222
NVIDIA Corp. (a)	505,458	7,005,648
Texas Instruments, Inc.	350,000	10,188,500
		79,343,315
Software - 3.2%
Citrix Systems, Inc. (a)	143,600	8,719,392
MICROS Systems, Inc. (a)	280,400	13,061,032
Oracle Corp.	997,600	25,588,440
salesforce.com, Inc. (a)	90,100	9,141,546
SAP AG sponsored ADR	60,000	3,177,000
Solera Holdings, Inc.	296,900	13,223,926
Taleo Corp. Class A (a)	169,300	6,550,217
VMware, Inc. Class A (a)	20,000	1,663,800
Zynga, Inc.	67,000	630,470
		81,755,823
TOTAL INFORMATION TECHNOLOGY		507,736,987
MATERIALS - 8.4%
Chemicals - 2.1%
Agrium, Inc. (d)	100,000	6,714,454
Ashland, Inc.	203,900	11,654,924
CF Industries Holdings, Inc.	76,000	11,018,480
Monsanto Co.	200,000	14,014,000
Rockwood Holdings, Inc. (a)	100,000	3,937,000
The Mosaic Co.	110,000	5,547,300
		52,886,158
Metals & Mining - 6.3%
Agnico-Eagle Mines Ltd. (Canada)	775,000	28,194,963
Allied Nevada Gold Corp. (a)	120,000	3,633,600
ArcelorMittal SA Class A unit (d)	265,000	4,820,350
B2Gold Corp. (a)	550,000	1,674,195
Barrick Gold Corp.	321,300	14,560,089
Carpenter Technology Corp.	185,300	9,539,244
Coeur d'Alene Mines Corp. (a)	213,946	5,164,656
Compass Minerals International, Inc.	96,000	6,609,600
Goldcorp, Inc.	610,000	27,079,831
Newcrest Mining Ltd.	659,787	19,972,043
Newmont Mining Corp.	445,300	26,722,453
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sabina Gold & Silver Corp. (a)	2,180,000	$ 8,219,953
Silver Wheaton Corp.	135,425	3,922,857
		160,113,834
TOTAL MATERIALS		212,999,992
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	345,900	10,460,016
Telenor ASA	100,000	1,640,482
		12,100,498
UTILITIES - 0.2%
Gas Utilities - 0.2%
ONEOK, Inc.	50,000	4,334,500
TOTAL COMMON STOCKS (Cost $2,426,200,015)		2,515,570,444
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $4,280,766)	611,538	4,280,766
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.11% (b)	148,465	148,465
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	29,400,533	29,400,533
TOTAL MONEY MARKET FUNDS (Cost $29,548,998)		29,548,998
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,460,029,779)		2,549,400,208
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(26,893,180)
NET ASSETS - 100%		$ 2,522,507,028
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,576,576 or 1.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,280,766 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,986
Fidelity Securities Lending Cash Central Fund	516,828
Total	$ 519,814
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 455,390,516	$ 455,390,516	$ -	$ -
Consumer Staples	280,083,621	265,476,640	14,606,981	-
Energy	304,913,285	304,913,285	-	-
Financials	284,586,665	279,963,177	4,623,488	-
Health Care	240,880,505	222,662,056	13,937,683	4,280,766
Industrials	216,824,641	216,824,641	-	-
Information Technology	507,736,987	486,472,542	21,264,445	-
Materials	212,999,992	212,999,992	-	-
Telecommunication Services	12,100,498	12,100,498	-	-
Utilities	4,334,500	4,334,500	-	-
Money Market Funds	29,548,998	29,548,998	-	-
Total Investments in Securities:	$ 2,549,400,208	$ 2,490,686,845	$ 54,432,597	$ 4,280,766
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,280,766
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,280,766
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,474,081,565. Net unrealized appreciation aggregated $75,318,643, of which $302,083,791 related to appreciated investment securities and $226,765,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class A

December 31, 2011

1.811326.107

DESIIN-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.3%
Tenneco, Inc. (a)	40,000	$ 1,191,200
TRW Automotive Holdings Corp. (a)	170,200	5,548,520
		6,739,720
Automobiles - 0.6%
Bajaj Auto Ltd.	250,000	7,504,480
Ford Motor Co.	250,000	2,690,000
PT Astra International Tbk	100,000	816,102
Tesla Motors, Inc. (a)(d)	119,400	3,410,064
		14,420,646
Distributors - 0.9%
Li & Fung Ltd.	12,000,000	22,218,216
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	5,717,583
Collectors Universe, Inc.	100,000	1,457,000
		7,174,583
Hotels, Restaurants & Leisure - 0.6%
Bravo Brio Restaurant Group, Inc. (a)	113,800	1,951,670
Dunkin' Brands Group, Inc. (a)	100,800	2,517,984
McDonald's Corp.	30,000	3,009,900
Shangri-La Asia Ltd.	100,000	172,534
Tim Hortons, Inc. (Canada)	170,000	8,239,592
		15,891,680
Household Durables - 0.0%
Toll Brothers, Inc. (a)	53,700	1,096,554
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	147,100	25,463,010
Groupon, Inc. Class A (a)	138,000	2,846,940
Priceline.com, Inc. (a)	9,600	4,490,016
Start Today Co. Ltd.	388,100	9,081,636
		41,881,602
Leisure Equipment & Products - 0.5%
Bauer Performance Sports Ltd. (e)	817,600	4,993,590
Hasbro, Inc.	238,600	7,608,954
		12,602,544
Media - 1.2%
Pandora Media, Inc. (d)	223,000	2,232,230
The Walt Disney Co.	670,000	25,125,000
Time Warner, Inc.	100,000	3,614,000
		30,971,230
Multiline Retail - 2.1%
Dollar General Corp. (a)	154,200	6,343,788
Dollar Tree, Inc. (a)	60,000	4,986,600
Dollarama, Inc.	471,000	20,580,813
Marisa Lojas SA	600,000	5,506,655
Springland International Holdings Ltd.	1,750,000	1,146,898
Target Corp.	300,000	15,366,000
		53,930,754

	Shares	Value
Specialty Retail - 5.4%
Ascena Retail Group, Inc. (a)	100,000	$ 2,972,000
AutoZone, Inc. (a)	45,000	14,623,650
Charming Shoppes, Inc. (a)	500,000	2,450,000
China ZhengTong Auto Services Holdings Ltd.	504,000	494,487
Destination Maternity Corp.	383,100	6,405,432
Dick's Sporting Goods, Inc.	150,000	5,532,000
Guess?, Inc.	221,000	6,590,220
Kirkland's, Inc. (a)	270,000	3,591,000
Limited Brands, Inc.	235,000	9,482,250
New York & Co., Inc. (a)(d)	1,449,187	3,854,837
PT ACE Hardware Indonesia Tbk	7,999,000	3,616,863
Ross Stores, Inc.	690,970	32,841,804
Sally Beauty Holdings, Inc. (a)	69,300	1,464,309
Stein Mart, Inc.	300,000	2,043,000
SuperGroup PLC (a)(d)	218,200	1,719,904
The Cato Corp. Class A (sub. vtg.)	180,000	4,356,000
TJX Companies, Inc.	526,500	33,985,575
		136,023,331
Textiles, Apparel & Luxury Goods - 4.4%
Arezzo Industria e Comercio SA	14,000	174,324
Bosideng International Holdings Ltd.	15,000,000	4,248,964
Coach, Inc.	100,000	6,104,000
Daphne International Holdings Ltd.	3,000,000	3,341,230
Gildan Activewear, Inc.	100,000	1,881,383
Liz Claiborne, Inc. (a)(d)	1,000,000	8,630,000
lululemon athletica, Inc. (a)	105,842	4,938,588
Michael Kors Holdings Ltd.	202,100	5,507,225
NIKE, Inc. Class B	100,000	9,637,000
PVH Corp.	187,800	13,238,022
R.G. Barry Corp.	167,882	2,028,015
Ralph Lauren Corp.	82,500	11,391,600
Samsonite International SA	1,307,700	2,050,806
Steven Madden Ltd. (a)	367,903	12,692,654
Vera Bradley, Inc. (a)(d)	223,762	7,216,325
VF Corp.	88,653	11,258,044
Warnaco Group, Inc. (a)	161,900	8,101,476
		112,439,656
TOTAL CONSUMER DISCRETIONARY		455,390,516
CONSUMER STAPLES - 11.1%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	83,846	5,117,988
Anheuser-Busch InBev SA NV:
ADR	65,000	3,964,350
(strip VVPR) (a)	160,000	207
Beam, Inc.	230,000	11,782,900
Dr Pepper Snapple Group, Inc.	352,400	13,912,752
Hansen Natural Corp. (a)	151,200	13,931,568
United Breweries Ltd.	63,029	456,415
		49,166,180
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.6%
Drogasil SA	983,666	$ 6,847,439
Fresh Market, Inc. (a)(d)	220,300	8,789,970
PriceSmart, Inc.	149,300	10,389,787
Wal-Mart Stores, Inc.	495,000	29,581,200
Whole Foods Market, Inc.	140,000	9,741,200
		65,349,596
Food Products - 1.6%
Biostime International Holdings Ltd.	2,478,000	4,371,102
Green Mountain Coffee Roasters, Inc. (a)	166,999	7,489,905
Hormel Foods Corp.	100,000	2,929,000
Kraft Foods, Inc. Class A	270,000	10,087,200
Orion Corp.	10,000	5,834,515
TreeHouse Foods, Inc. (a)	131,500	8,597,470
		39,309,192
Household Products - 1.4%
Colgate-Palmolive Co.	198,800	18,367,132
Procter & Gamble Co.	240,000	16,010,400
		34,377,532
Personal Products - 1.3%
Herbalife Ltd.	402,260	20,784,774
Nu Skin Enterprises, Inc. Class A	248,263	12,058,134
		32,842,908
Tobacco - 2.3%
Altria Group, Inc.	50,000	1,482,500
British American Tobacco PLC:
(United Kingdom)	200,000	9,488,993
sponsored ADR	60,000	5,692,800
Imperial Tobacco Group PLC	100,000	3,781,920
Lorillard, Inc.	132,000	15,048,000
Philip Morris International, Inc.	300,000	23,544,000
		59,038,213
TOTAL CONSUMER STAPLES		280,083,621
ENERGY - 12.1%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	285,834	13,902,966
Cameron International Corp. (a)	55,000	2,705,450
Halliburton Co.	728,100	25,126,731
Nabors Industries Ltd. (a)	272,800	4,730,352
National Oilwell Varco, Inc.	100,000	6,799,000
Rowan Companies, Inc. (a)	142,900	4,334,157
Schlumberger Ltd.	40,000	2,732,400
Transocean Ltd. (United States)	150,000	5,758,500
Tuscany International Drilling, Inc. (a)(e)	7,000,000	4,124,117
		70,213,673
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	170,500	13,014,265

	Shares	Value
Apache Corp.	215,600	$ 19,529,048
Bellatrix Exploration Ltd. (a)	415,600	2,003,727
Bumi PLC	495,058	6,766,314
Chevron Corp.	605,200	64,393,280
ConocoPhillips	155,700	11,345,859
Crestwood Midstream Partners LP	100,000	3,174,000
Crown Point Ventures Ltd. (e)	419,300	399,373
Enbridge Energy Partners LP	150,000	4,978,500
Energy Partners Ltd. (a)(d)	841,100	12,280,060
Enterprise Products Partners LP	113,200	5,250,216
Exxon Mobil Corp.	451,400	38,260,664
Hess Corp.	95,300	5,413,040
HollyFrontier Corp.	336,770	7,880,418
Madalena Ventures, Inc. (a)	7,144,000	6,383,582
Marathon Petroleum Corp.	86,900	2,892,901
Noble Energy, Inc.	38,100	3,596,259
Occidental Petroleum Corp.	157,900	14,795,230
Williams Companies, Inc.	373,800	12,342,876
		234,699,612
TOTAL ENERGY		304,913,285
FINANCIALS - 11.3%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	69,900	6,321,057
Invesco Ltd.	508,300	10,211,747
Morgan Stanley	800,000	12,104,000
State Street Corp.	320,000	12,899,200
T. Rowe Price Group, Inc.	150,000	8,542,500
		50,078,504
Commercial Banks - 2.7%
HDFC Bank Ltd.	573,925	4,623,488
HDFC Bank Ltd. sponsored ADR	100,000	2,628,000
Huntington Bancshares, Inc.	797,600	4,378,824
PNC Financial Services Group, Inc.	100,000	5,767,000
Regions Financial Corp.	700,000	3,010,000
SunTrust Banks, Inc.	200,000	3,540,000
Wells Fargo & Co.	1,583,950	43,653,662
		67,600,974
Consumer Finance - 1.6%
American Express Co.	255,000	12,028,350
Capital One Financial Corp.	300,000	12,687,000
Discover Financial Services	650,000	15,600,000
		40,315,350
Diversified Financial Services - 2.6%
Citigroup, Inc.	1,000,000	26,310,000
JPMorgan Chase & Co.	1,156,000	38,437,000
		64,747,000
Insurance - 1.0%
ACE Ltd.	40,000	2,804,800
Berkshire Hathaway, Inc. Class A (a)	66	7,573,830
Intact Financial Corp. (a)(e)	120,000	6,896,701
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	303,400	$ 5,892,028
Platinum Underwriters Holdings Ltd.	98,167	3,348,476
		26,515,835
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	312,700	4,909,390
Dundee (REIT) (a)(e)	600,000	5,891,595
HCP, Inc.	128,000	5,303,040
Simon Property Group, Inc.	25,000	3,223,500
		19,327,525
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	247,400	3,765,428
DLF Ltd.	1,580,000	5,456,908
Iguatemi Empresa de Shopping Centers SA	295,000	5,487,709
		14,710,045
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,291,432
TOTAL FINANCIALS		284,586,665
HEALTH CARE - 9.4%
Biotechnology - 1.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,353,908
ADVENTRX Pharmaceuticals, Inc. warrants 11/11/16 (a)	667,162	34,701
Alexion Pharmaceuticals, Inc. (a)	145,112	10,375,508
Amgen, Inc.	18,315	1,176,006
AVEO Pharmaceuticals, Inc. (a)	405,900	6,981,480
Clovis Oncology, Inc. (d)	28,400	400,156
Dynavax Technologies Corp. (a)	2,218,511	7,365,457
ImmunoGen, Inc. (a)	164,623	1,906,334
Micromet, Inc. (a)	480,592	3,455,456
NPS Pharmaceuticals, Inc. (a)	28,900	190,451
Theravance, Inc. (a)	125,000	2,762,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,082,402
		38,084,359
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	291,000	14,398,680
Boston Scientific Corp. (a)	819,800	4,377,732
Covidien PLC	315,600	14,205,156
Insulet Corp. (a)	100,000	1,883,000
Sirona Dental Systems, Inc. (a)	230,000	10,129,200
		44,993,768
Health Care Providers & Services - 2.7%
Accretive Health, Inc. (a)	50,000	1,149,000
Express Scripts, Inc. (a)	70,000	3,128,300
Hanger Orthopedic Group, Inc. (a)	909,450	16,997,621
Humana, Inc.	100,000	8,761,000
McKesson Corp.	154,700	12,052,677

	Shares	Value
UnitedHealth Group, Inc.	230,000	$ 11,656,400
WellPoint, Inc.	220,000	14,575,000
		68,319,998
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	579,616
Pharmaceuticals - 3.4%
Abbott Laboratories	390,000	21,929,700
Allergan, Inc.	106,400	9,335,536
Eli Lilly & Co.	200,000	8,312,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,354,150
Johnson & Johnson	190,000	12,460,200
Meda AB (A Shares)	500,000	5,202,808
PT Kalbe Farma Tbk	11,000,000	4,124,622
Shire PLC	400,000	13,902,982
		84,621,998
TOTAL HEALTH CARE		236,599,739
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.9%
Esterline Technologies Corp. (a)	166,083	9,295,666
Honeywell International, Inc.	452,567	24,597,016
Precision Castparts Corp.	16,000	2,636,640
Textron, Inc.	410,200	7,584,598
Ultra Electronics Holdings PLC	120,000	2,754,667
United Technologies Corp.	362,000	26,458,580
		73,327,167
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	13,232,752
Building Products - 0.1%
Fortune Brands Home & Security, Inc. (a)	100,000	1,703,000
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	11,767,184
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,268,204
Foster Wheeler AG (a)	330,000	6,316,200
Jacobs Engineering Group, Inc. (a)	98,600	4,001,188
MYR Group, Inc. (a)	120,000	2,296,800
		20,882,392
Electrical Equipment - 0.4%
Fushi Copperweld, Inc. (a)	303,500	2,282,320
GrafTech International Ltd. (a)	221,900	3,028,935
Polypore International, Inc. (a)	100,000	4,399,000
		9,710,255
Industrial Conglomerates - 0.4%
Danaher Corp.	21,900	1,030,176
General Electric Co.	320,000	5,731,200
Max India Ltd. (a)	800,000	2,205,414
Tyco International Ltd.	13,500	630,585
		9,597,375
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
Caterpillar, Inc.	30,000	$ 2,718,000
Cummins, Inc.	14,100	1,241,082
Jain Irrigation Systems Ltd.	301,378	492,017
Jain Irrigation Systems Ltd. DVR (a)	15,068	10,019
Pall Corp.	169,000	9,658,350
Westport Innovations, Inc. (a)	100,000	3,324,000
		17,443,468
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	264,400	7,850,036
Qualicorp SA	425,000	3,820,712
		11,670,748
Road & Rail - 1.9%
CSX Corp.	590,000	12,425,400
Norfolk Southern Corp.	205,000	14,936,300
Union Pacific Corp.	190,000	20,128,600
		47,490,300
TOTAL INDUSTRIALS		216,824,641
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.2%
Motorola Solutions, Inc.	300,000	13,887,000
QUALCOMM, Inc.	300,000	16,410,000
		30,297,000
Computers & Peripherals - 5.5%
Apple, Inc. (a)	282,200	114,290,993
EMC Corp. (a)	100,000	2,154,000
Hewlett-Packard Co.	200,000	5,152,000
SanDisk Corp. (a)	350,000	17,223,500
		138,820,493
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	175,700	3,454,262
SYNNEX Corp. (a)	212,900	6,484,934
Vishay Precision Group, Inc. (a)	100,000	1,598,000
		11,537,196
Internet Software & Services - 3.7%
Angie's List, Inc. (d)	483,900	7,790,790
Blinkx PLC (a)	4,266,981	5,069,855
eBay, Inc. (a)	100,000	3,033,000
Google, Inc. Class A (a)	72,700	46,956,930
Mail.ru Group Ltd. GDR (a)(e)	241,200	6,271,200
Open Text Corp. (a)	182,500	9,359,756
Rackspace Hosting, Inc. (a)(d)	233,600	10,047,136
Support.com, Inc. (a)	857,200	1,928,700
Velti PLC (a)	378,800	2,575,840
		93,033,207
IT Services - 2.9%
Cardtronics, Inc. (a)	219,100	5,928,846

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	200,500	$ 12,894,155
International Business Machines Corp.	84,400	15,519,472
MasterCard, Inc. Class A	48,000	17,895,360
Visa, Inc. Class A	204,000	20,712,120
		72,949,953
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,462,000
ARM Holdings PLC	2,303,500	21,264,445
ARM Holdings PLC sponsored ADR	1,000,000	27,670,000
Avago Technologies Ltd.	225,000	6,493,500
Infineon Technologies AG	698,600	5,259,222
NVIDIA Corp. (a)	505,458	7,005,648
Texas Instruments, Inc.	350,000	10,188,500
		79,343,315
Software - 3.2%
Citrix Systems, Inc. (a)	143,600	8,719,392
MICROS Systems, Inc. (a)	280,400	13,061,032
Oracle Corp.	997,600	25,588,440
salesforce.com, Inc. (a)	90,100	9,141,546
SAP AG sponsored ADR	60,000	3,177,000
Solera Holdings, Inc.	296,900	13,223,926
Taleo Corp. Class A (a)	169,300	6,550,217
VMware, Inc. Class A (a)	20,000	1,663,800
Zynga, Inc.	67,000	630,470
		81,755,823
TOTAL INFORMATION TECHNOLOGY		507,736,987
MATERIALS - 8.4%
Chemicals - 2.1%
Agrium, Inc. (d)	100,000	6,714,454
Ashland, Inc.	203,900	11,654,924
CF Industries Holdings, Inc.	76,000	11,018,480
Monsanto Co.	200,000	14,014,000
Rockwood Holdings, Inc. (a)	100,000	3,937,000
The Mosaic Co.	110,000	5,547,300
		52,886,158
Metals & Mining - 6.3%
Agnico-Eagle Mines Ltd. (Canada)	775,000	28,194,963
Allied Nevada Gold Corp. (a)	120,000	3,633,600
ArcelorMittal SA Class A unit (d)	265,000	4,820,350
B2Gold Corp. (a)	550,000	1,674,195
Barrick Gold Corp.	321,300	14,560,089
Carpenter Technology Corp.	185,300	9,539,244
Coeur d'Alene Mines Corp. (a)	213,946	5,164,656
Compass Minerals International, Inc.	96,000	6,609,600
Goldcorp, Inc.	610,000	27,079,831
Newcrest Mining Ltd.	659,787	19,972,043
Newmont Mining Corp.	445,300	26,722,453
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sabina Gold & Silver Corp. (a)	2,180,000	$ 8,219,953
Silver Wheaton Corp.	135,425	3,922,857
		160,113,834
TOTAL MATERIALS		212,999,992
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	345,900	10,460,016
Telenor ASA	100,000	1,640,482
		12,100,498
UTILITIES - 0.2%
Gas Utilities - 0.2%
ONEOK, Inc.	50,000	4,334,500
TOTAL COMMON STOCKS (Cost $2,426,200,015)		2,515,570,444
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $4,280,766)	611,538	4,280,766
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.11% (b)	148,465	148,465
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	29,400,533	29,400,533
TOTAL MONEY MARKET FUNDS (Cost $29,548,998)		29,548,998
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,460,029,779)		2,549,400,208
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(26,893,180)
NET ASSETS - 100%		$ 2,522,507,028
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,576,576 or 1.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,280,766 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,986
Fidelity Securities Lending Cash Central Fund	516,828
Total	$ 519,814
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 455,390,516	$ 455,390,516	$ -	$ -
Consumer Staples	280,083,621	265,476,640	14,606,981	-
Energy	304,913,285	304,913,285	-	-
Financials	284,586,665	279,963,177	4,623,488	-
Health Care	240,880,505	222,662,056	13,937,683	4,280,766
Industrials	216,824,641	216,824,641	-	-
Information Technology	507,736,987	486,472,542	21,264,445	-
Materials	212,999,992	212,999,992	-	-
Telecommunication Services	12,100,498	12,100,498	-	-
Utilities	4,334,500	4,334,500	-	-
Money Market Funds	29,548,998	29,548,998	-	-
Total Investments in Securities:	$ 2,549,400,208	$ 2,490,686,845	$ 54,432,597	$ 4,280,766
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,280,766
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,280,766
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,474,081,565. Net unrealized appreciation aggregated $75,318,643, of which $302,083,791 related to appreciated investment securities and $226,765,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Capital Development Fund
Class O

December 31, 2011

1.811327.107

DESIIO-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.3%
Tenneco, Inc. (a)	40,000	$ 1,191,200
TRW Automotive Holdings Corp. (a)	170,200	5,548,520
		6,739,720
Automobiles - 0.6%
Bajaj Auto Ltd.	250,000	7,504,480
Ford Motor Co.	250,000	2,690,000
PT Astra International Tbk	100,000	816,102
Tesla Motors, Inc. (a)(d)	119,400	3,410,064
		14,420,646
Distributors - 0.9%
Li & Fung Ltd.	12,000,000	22,218,216
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	530,000	5,717,583
Collectors Universe, Inc.	100,000	1,457,000
		7,174,583
Hotels, Restaurants & Leisure - 0.6%
Bravo Brio Restaurant Group, Inc. (a)	113,800	1,951,670
Dunkin' Brands Group, Inc. (a)	100,800	2,517,984
McDonald's Corp.	30,000	3,009,900
Shangri-La Asia Ltd.	100,000	172,534
Tim Hortons, Inc. (Canada)	170,000	8,239,592
		15,891,680
Household Durables - 0.0%
Toll Brothers, Inc. (a)	53,700	1,096,554
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	147,100	25,463,010
Groupon, Inc. Class A (a)	138,000	2,846,940
Priceline.com, Inc. (a)	9,600	4,490,016
Start Today Co. Ltd.	388,100	9,081,636
		41,881,602
Leisure Equipment & Products - 0.5%
Bauer Performance Sports Ltd. (e)	817,600	4,993,590
Hasbro, Inc.	238,600	7,608,954
		12,602,544
Media - 1.2%
Pandora Media, Inc. (d)	223,000	2,232,230
The Walt Disney Co.	670,000	25,125,000
Time Warner, Inc.	100,000	3,614,000
		30,971,230
Multiline Retail - 2.1%
Dollar General Corp. (a)	154,200	6,343,788
Dollar Tree, Inc. (a)	60,000	4,986,600
Dollarama, Inc.	471,000	20,580,813
Marisa Lojas SA	600,000	5,506,655
Springland International Holdings Ltd.	1,750,000	1,146,898
Target Corp.	300,000	15,366,000
		53,930,754

	Shares	Value
Specialty Retail - 5.4%
Ascena Retail Group, Inc. (a)	100,000	$ 2,972,000
AutoZone, Inc. (a)	45,000	14,623,650
Charming Shoppes, Inc. (a)	500,000	2,450,000
China ZhengTong Auto Services Holdings Ltd.	504,000	494,487
Destination Maternity Corp.	383,100	6,405,432
Dick's Sporting Goods, Inc.	150,000	5,532,000
Guess?, Inc.	221,000	6,590,220
Kirkland's, Inc. (a)	270,000	3,591,000
Limited Brands, Inc.	235,000	9,482,250
New York & Co., Inc. (a)(d)	1,449,187	3,854,837
PT ACE Hardware Indonesia Tbk	7,999,000	3,616,863
Ross Stores, Inc.	690,970	32,841,804
Sally Beauty Holdings, Inc. (a)	69,300	1,464,309
Stein Mart, Inc.	300,000	2,043,000
SuperGroup PLC (a)(d)	218,200	1,719,904
The Cato Corp. Class A (sub. vtg.)	180,000	4,356,000
TJX Companies, Inc.	526,500	33,985,575
		136,023,331
Textiles, Apparel & Luxury Goods - 4.4%
Arezzo Industria e Comercio SA	14,000	174,324
Bosideng International Holdings Ltd.	15,000,000	4,248,964
Coach, Inc.	100,000	6,104,000
Daphne International Holdings Ltd.	3,000,000	3,341,230
Gildan Activewear, Inc.	100,000	1,881,383
Liz Claiborne, Inc. (a)(d)	1,000,000	8,630,000
lululemon athletica, Inc. (a)	105,842	4,938,588
Michael Kors Holdings Ltd.	202,100	5,507,225
NIKE, Inc. Class B	100,000	9,637,000
PVH Corp.	187,800	13,238,022
R.G. Barry Corp.	167,882	2,028,015
Ralph Lauren Corp.	82,500	11,391,600
Samsonite International SA	1,307,700	2,050,806
Steven Madden Ltd. (a)	367,903	12,692,654
Vera Bradley, Inc. (a)(d)	223,762	7,216,325
VF Corp.	88,653	11,258,044
Warnaco Group, Inc. (a)	161,900	8,101,476
		112,439,656
TOTAL CONSUMER DISCRETIONARY		455,390,516
CONSUMER STAPLES - 11.1%
Beverages - 1.9%
Anheuser-Busch InBev SA NV	83,846	5,117,988
Anheuser-Busch InBev SA NV:
ADR	65,000	3,964,350
(strip VVPR) (a)	160,000	207
Beam, Inc.	230,000	11,782,900
Dr Pepper Snapple Group, Inc.	352,400	13,912,752
Hansen Natural Corp. (a)	151,200	13,931,568
United Breweries Ltd.	63,029	456,415
		49,166,180
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.6%
Drogasil SA	983,666	$ 6,847,439
Fresh Market, Inc. (a)(d)	220,300	8,789,970
PriceSmart, Inc.	149,300	10,389,787
Wal-Mart Stores, Inc.	495,000	29,581,200
Whole Foods Market, Inc.	140,000	9,741,200
		65,349,596
Food Products - 1.6%
Biostime International Holdings Ltd.	2,478,000	4,371,102
Green Mountain Coffee Roasters, Inc. (a)	166,999	7,489,905
Hormel Foods Corp.	100,000	2,929,000
Kraft Foods, Inc. Class A	270,000	10,087,200
Orion Corp.	10,000	5,834,515
TreeHouse Foods, Inc. (a)	131,500	8,597,470
		39,309,192
Household Products - 1.4%
Colgate-Palmolive Co.	198,800	18,367,132
Procter & Gamble Co.	240,000	16,010,400
		34,377,532
Personal Products - 1.3%
Herbalife Ltd.	402,260	20,784,774
Nu Skin Enterprises, Inc. Class A	248,263	12,058,134
		32,842,908
Tobacco - 2.3%
Altria Group, Inc.	50,000	1,482,500
British American Tobacco PLC:
(United Kingdom)	200,000	9,488,993
sponsored ADR	60,000	5,692,800
Imperial Tobacco Group PLC	100,000	3,781,920
Lorillard, Inc.	132,000	15,048,000
Philip Morris International, Inc.	300,000	23,544,000
		59,038,213
TOTAL CONSUMER STAPLES		280,083,621
ENERGY - 12.1%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	285,834	13,902,966
Cameron International Corp. (a)	55,000	2,705,450
Halliburton Co.	728,100	25,126,731
Nabors Industries Ltd. (a)	272,800	4,730,352
National Oilwell Varco, Inc.	100,000	6,799,000
Rowan Companies, Inc. (a)	142,900	4,334,157
Schlumberger Ltd.	40,000	2,732,400
Transocean Ltd. (United States)	150,000	5,758,500
Tuscany International Drilling, Inc. (a)(e)	7,000,000	4,124,117
		70,213,673
Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	170,500	13,014,265

	Shares	Value
Apache Corp.	215,600	$ 19,529,048
Bellatrix Exploration Ltd. (a)	415,600	2,003,727
Bumi PLC	495,058	6,766,314
Chevron Corp.	605,200	64,393,280
ConocoPhillips	155,700	11,345,859
Crestwood Midstream Partners LP	100,000	3,174,000
Crown Point Ventures Ltd. (e)	419,300	399,373
Enbridge Energy Partners LP	150,000	4,978,500
Energy Partners Ltd. (a)(d)	841,100	12,280,060
Enterprise Products Partners LP	113,200	5,250,216
Exxon Mobil Corp.	451,400	38,260,664
Hess Corp.	95,300	5,413,040
HollyFrontier Corp.	336,770	7,880,418
Madalena Ventures, Inc. (a)	7,144,000	6,383,582
Marathon Petroleum Corp.	86,900	2,892,901
Noble Energy, Inc.	38,100	3,596,259
Occidental Petroleum Corp.	157,900	14,795,230
Williams Companies, Inc.	373,800	12,342,876
		234,699,612
TOTAL ENERGY		304,913,285
FINANCIALS - 11.3%
Capital Markets - 2.0%
Goldman Sachs Group, Inc.	69,900	6,321,057
Invesco Ltd.	508,300	10,211,747
Morgan Stanley	800,000	12,104,000
State Street Corp.	320,000	12,899,200
T. Rowe Price Group, Inc.	150,000	8,542,500
		50,078,504
Commercial Banks - 2.7%
HDFC Bank Ltd.	573,925	4,623,488
HDFC Bank Ltd. sponsored ADR	100,000	2,628,000
Huntington Bancshares, Inc.	797,600	4,378,824
PNC Financial Services Group, Inc.	100,000	5,767,000
Regions Financial Corp.	700,000	3,010,000
SunTrust Banks, Inc.	200,000	3,540,000
Wells Fargo & Co.	1,583,950	43,653,662
		67,600,974
Consumer Finance - 1.6%
American Express Co.	255,000	12,028,350
Capital One Financial Corp.	300,000	12,687,000
Discover Financial Services	650,000	15,600,000
		40,315,350
Diversified Financial Services - 2.6%
Citigroup, Inc.	1,000,000	26,310,000
JPMorgan Chase & Co.	1,156,000	38,437,000
		64,747,000
Insurance - 1.0%
ACE Ltd.	40,000	2,804,800
Berkshire Hathaway, Inc. Class A (a)	66	7,573,830
Intact Financial Corp. (a)(e)	120,000	6,896,701
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.	303,400	$ 5,892,028
Platinum Underwriters Holdings Ltd.	98,167	3,348,476
		26,515,835
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	312,700	4,909,390
Dundee (REIT) (a)(e)	600,000	5,891,595
HCP, Inc.	128,000	5,303,040
Simon Property Group, Inc.	25,000	3,223,500
		19,327,525
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	247,400	3,765,428
DLF Ltd.	1,580,000	5,456,908
Iguatemi Empresa de Shopping Centers SA	295,000	5,487,709
		14,710,045
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	105,000	1,291,432
TOTAL FINANCIALS		284,586,665
HEALTH CARE - 9.4%
Biotechnology - 1.5%
ADVENTRX Pharmaceuticals, Inc. (a)(d)	2,334,324	1,353,908
ADVENTRX Pharmaceuticals, Inc. warrants 11/11/16 (a)	667,162	34,701
Alexion Pharmaceuticals, Inc. (a)	145,112	10,375,508
Amgen, Inc.	18,315	1,176,006
AVEO Pharmaceuticals, Inc. (a)	405,900	6,981,480
Clovis Oncology, Inc. (d)	28,400	400,156
Dynavax Technologies Corp. (a)	2,218,511	7,365,457
ImmunoGen, Inc. (a)	164,623	1,906,334
Micromet, Inc. (a)	480,592	3,455,456
NPS Pharmaceuticals, Inc. (a)	28,900	190,451
Theravance, Inc. (a)	125,000	2,762,500
ZIOPHARM Oncology, Inc. (a)(d)	472,200	2,082,402
		38,084,359
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	291,000	14,398,680
Boston Scientific Corp. (a)	819,800	4,377,732
Covidien PLC	315,600	14,205,156
Insulet Corp. (a)	100,000	1,883,000
Sirona Dental Systems, Inc. (a)	230,000	10,129,200
		44,993,768
Health Care Providers & Services - 2.7%
Accretive Health, Inc. (a)	50,000	1,149,000
Express Scripts, Inc. (a)	70,000	3,128,300
Hanger Orthopedic Group, Inc. (a)	909,450	16,997,621
Humana, Inc.	100,000	8,761,000
McKesson Corp.	154,700	12,052,677

	Shares	Value
UnitedHealth Group, Inc.	230,000	$ 11,656,400
WellPoint, Inc.	220,000	14,575,000
		68,319,998
Health Care Technology - 0.0%
athenahealth, Inc. (a)	11,800	579,616
Pharmaceuticals - 3.4%
Abbott Laboratories	390,000	21,929,700
Allergan, Inc.	106,400	9,335,536
Eli Lilly & Co.	200,000	8,312,000
GlaxoSmithKline PLC sponsored ADR	205,000	9,354,150
Johnson & Johnson	190,000	12,460,200
Meda AB (A Shares)	500,000	5,202,808
PT Kalbe Farma Tbk	11,000,000	4,124,622
Shire PLC	400,000	13,902,982
		84,621,998
TOTAL HEALTH CARE		236,599,739
INDUSTRIALS - 8.6%
Aerospace & Defense - 2.9%
Esterline Technologies Corp. (a)	166,083	9,295,666
Honeywell International, Inc.	452,567	24,597,016
Precision Castparts Corp.	16,000	2,636,640
Textron, Inc.	410,200	7,584,598
Ultra Electronics Holdings PLC	120,000	2,754,667
United Technologies Corp.	362,000	26,458,580
		73,327,167
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	180,800	13,232,752
Building Products - 0.1%
Fortune Brands Home & Security, Inc. (a)	100,000	1,703,000
Commercial Services & Supplies - 0.5%
United Stationers, Inc.	361,400	11,767,184
Construction & Engineering - 0.8%
EMCOR Group, Inc.	308,400	8,268,204
Foster Wheeler AG (a)	330,000	6,316,200
Jacobs Engineering Group, Inc. (a)	98,600	4,001,188
MYR Group, Inc. (a)	120,000	2,296,800
		20,882,392
Electrical Equipment - 0.4%
Fushi Copperweld, Inc. (a)	303,500	2,282,320
GrafTech International Ltd. (a)	221,900	3,028,935
Polypore International, Inc. (a)	100,000	4,399,000
		9,710,255
Industrial Conglomerates - 0.4%
Danaher Corp.	21,900	1,030,176
General Electric Co.	320,000	5,731,200
Max India Ltd. (a)	800,000	2,205,414
Tyco International Ltd.	13,500	630,585
		9,597,375
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
Caterpillar, Inc.	30,000	$ 2,718,000
Cummins, Inc.	14,100	1,241,082
Jain Irrigation Systems Ltd.	301,378	492,017
Jain Irrigation Systems Ltd. DVR (a)	15,068	10,019
Pall Corp.	169,000	9,658,350
Westport Innovations, Inc. (a)	100,000	3,324,000
		17,443,468
Professional Services - 0.4%
Nielsen Holdings B.V. (a)	264,400	7,850,036
Qualicorp SA	425,000	3,820,712
		11,670,748
Road & Rail - 1.9%
CSX Corp.	590,000	12,425,400
Norfolk Southern Corp.	205,000	14,936,300
Union Pacific Corp.	190,000	20,128,600
		47,490,300
TOTAL INDUSTRIALS		216,824,641
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.2%
Motorola Solutions, Inc.	300,000	13,887,000
QUALCOMM, Inc.	300,000	16,410,000
		30,297,000
Computers & Peripherals - 5.5%
Apple, Inc. (a)	282,200	114,290,993
EMC Corp. (a)	100,000	2,154,000
Hewlett-Packard Co.	200,000	5,152,000
SanDisk Corp. (a)	350,000	17,223,500
		138,820,493
Electronic Equipment & Components - 0.5%
Jabil Circuit, Inc.	175,700	3,454,262
SYNNEX Corp. (a)	212,900	6,484,934
Vishay Precision Group, Inc. (a)	100,000	1,598,000
		11,537,196
Internet Software & Services - 3.7%
Angie's List, Inc. (d)	483,900	7,790,790
Blinkx PLC (a)	4,266,981	5,069,855
eBay, Inc. (a)	100,000	3,033,000
Google, Inc. Class A (a)	72,700	46,956,930
Mail.ru Group Ltd. GDR (a)(e)	241,200	6,271,200
Open Text Corp. (a)	182,500	9,359,756
Rackspace Hosting, Inc. (a)(d)	233,600	10,047,136
Support.com, Inc. (a)	857,200	1,928,700
Velti PLC (a)	378,800	2,575,840
		93,033,207
IT Services - 2.9%
Cardtronics, Inc. (a)	219,100	5,928,846

	Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	200,500	$ 12,894,155
International Business Machines Corp.	84,400	15,519,472
MasterCard, Inc. Class A	48,000	17,895,360
Visa, Inc. Class A	204,000	20,712,120
		72,949,953
Semiconductors & Semiconductor Equipment - 3.1%
Alpha & Omega Semiconductor Ltd. (a)	200,000	1,462,000
ARM Holdings PLC	2,303,500	21,264,445
ARM Holdings PLC sponsored ADR	1,000,000	27,670,000
Avago Technologies Ltd.	225,000	6,493,500
Infineon Technologies AG	698,600	5,259,222
NVIDIA Corp. (a)	505,458	7,005,648
Texas Instruments, Inc.	350,000	10,188,500
		79,343,315
Software - 3.2%
Citrix Systems, Inc. (a)	143,600	8,719,392
MICROS Systems, Inc. (a)	280,400	13,061,032
Oracle Corp.	997,600	25,588,440
salesforce.com, Inc. (a)	90,100	9,141,546
SAP AG sponsored ADR	60,000	3,177,000
Solera Holdings, Inc.	296,900	13,223,926
Taleo Corp. Class A (a)	169,300	6,550,217
VMware, Inc. Class A (a)	20,000	1,663,800
Zynga, Inc.	67,000	630,470
		81,755,823
TOTAL INFORMATION TECHNOLOGY		507,736,987
MATERIALS - 8.4%
Chemicals - 2.1%
Agrium, Inc. (d)	100,000	6,714,454
Ashland, Inc.	203,900	11,654,924
CF Industries Holdings, Inc.	76,000	11,018,480
Monsanto Co.	200,000	14,014,000
Rockwood Holdings, Inc. (a)	100,000	3,937,000
The Mosaic Co.	110,000	5,547,300
		52,886,158
Metals & Mining - 6.3%
Agnico-Eagle Mines Ltd. (Canada)	775,000	28,194,963
Allied Nevada Gold Corp. (a)	120,000	3,633,600
ArcelorMittal SA Class A unit (d)	265,000	4,820,350
B2Gold Corp. (a)	550,000	1,674,195
Barrick Gold Corp.	321,300	14,560,089
Carpenter Technology Corp.	185,300	9,539,244
Coeur d'Alene Mines Corp. (a)	213,946	5,164,656
Compass Minerals International, Inc.	96,000	6,609,600
Goldcorp, Inc.	610,000	27,079,831
Newcrest Mining Ltd.	659,787	19,972,043
Newmont Mining Corp.	445,300	26,722,453
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sabina Gold & Silver Corp. (a)	2,180,000	$ 8,219,953
Silver Wheaton Corp.	135,425	3,922,857
		160,113,834
TOTAL MATERIALS		212,999,992
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	345,900	10,460,016
Telenor ASA	100,000	1,640,482
		12,100,498
UTILITIES - 0.2%
Gas Utilities - 0.2%
ONEOK, Inc.	50,000	4,334,500
TOTAL COMMON STOCKS (Cost $2,426,200,015)		2,515,570,444
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Merrimack Pharmaceuticals, Inc. Series G (f) (Cost $4,280,766)	611,538	4,280,766
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.11% (b)	148,465	148,465
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	29,400,533	29,400,533
TOTAL MONEY MARKET FUNDS (Cost $29,548,998)		29,548,998
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $2,460,029,779)		2,549,400,208
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(26,893,180)
NET ASSETS - 100%		$ 2,522,507,028
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,576,576 or 1.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,280,766 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 4,280,766
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,986
Fidelity Securities Lending Cash Central Fund	516,828
Total	$ 519,814
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 455,390,516	$ 455,390,516	$ -	$ -
Consumer Staples	280,083,621	265,476,640	14,606,981	-
Energy	304,913,285	304,913,285	-	-
Financials	284,586,665	279,963,177	4,623,488	-
Health Care	240,880,505	222,662,056	13,937,683	4,280,766
Industrials	216,824,641	216,824,641	-	-
Information Technology	507,736,987	486,472,542	21,264,445	-
Materials	212,999,992	212,999,992	-	-
Telecommunication Services	12,100,498	12,100,498	-	-
Utilities	4,334,500	4,334,500	-	-
Money Market Funds	29,548,998	29,548,998	-	-
Total Investments in Securities:	$ 2,549,400,208	$ 2,490,686,845	$ 54,432,597	$ 4,280,766
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,280,766
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,280,766
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $2,474,081,565. Net unrealized appreciation aggregated $75,318,643, of which $302,083,791 related to appreciated investment securities and $226,765,148 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class A

December 31, 2011

1.811318.107

DESIN-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Distributors - 0.3%
Li & Fung Ltd.	3,124,000	$ 5,784,142
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	100,000	2,770,000
Ruth's Hospitality Group, Inc. (a)	623,600	3,099,292
Texas Roadhouse, Inc. Class A	250,000	3,725,000
		9,594,292
Household Durables - 0.6%
D.R. Horton, Inc.	200,000	2,522,000
iRobot Corp. (a)	50,000	1,492,500
KB Home (d)	500,000	3,360,000
Toll Brothers, Inc. (a)	125,000	2,552,500
		9,927,000
Leisure Equipment & Products - 0.1%
Brunswick Corp.	100,000	1,806,000
Media - 3.2%
Comcast Corp. Class A	900,000	21,339,000
DreamWorks Animation SKG, Inc. Class A (a)	50,000	829,750
The Walt Disney Co.	500,000	18,750,000
Time Warner, Inc.	400,000	14,456,000
		55,374,750
Multiline Retail - 0.7%
Dollar General Corp. (a)	55,000	2,262,700
Target Corp.	195,000	9,987,900
		12,250,600
Specialty Retail - 2.5%
Best Buy Co., Inc.	400,000	9,348,000
Citi Trends, Inc. (a)	300,000	2,634,000
Destination Maternity Corp.	200,000	3,344,000
Francescas Holdings Corp. (a)	120,000	2,076,000
Lowe's Companies, Inc.	550,000	13,959,000
Lumber Liquidators Holdings, Inc. (a)	39,329	694,550
Staples, Inc.	675,000	9,375,750
Talbots, Inc. (a)	750,000	1,995,000
		43,426,300
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,245,170
TOTAL CONSUMER DISCRETIONARY		139,408,254
CONSUMER STAPLES - 11.1%
Beverages - 3.4%
Beam, Inc.	75,000	3,842,250
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	4,134,000
Molson Coors Brewing Co. Class B	100,000	4,354,000
PepsiCo, Inc.	600,000	39,810,000
The Coca-Cola Co.	100,000	6,997,000
		59,137,250

	Shares	Value
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	215,000	$ 8,767,700
Drogasil SA	375,000	2,610,428
Walgreen Co.	275,000	9,091,500
		20,469,628
Food Products - 1.4%
Danone	225,000	14,145,527
Green Mountain Coffee Roasters, Inc. (a)	75,000	3,363,750
Unilever NV (NY Reg.)	175,000	6,014,750
		23,524,027
Household Products - 2.7%
Colgate-Palmolive Co.	240,000	22,173,600
Procter & Gamble Co.	350,000	23,348,500
		45,522,100
Tobacco - 2.4%
Altria Group, Inc.	250,000	7,412,500
British American Tobacco PLC sponsored ADR	135,000	12,808,800
Philip Morris International, Inc.	275,000	21,582,000
		41,803,300
TOTAL CONSUMER STAPLES		190,456,305
ENERGY - 13.5%
Energy Equipment & Services - 1.7%
Halliburton Co.	250,000	8,627,500
Helmerich & Payne, Inc.	50,000	2,918,000
McDermott International, Inc. (a)	154,500	1,778,295
National Oilwell Varco, Inc.	75,000	5,099,250
Noble Corp.	250,000	7,555,000
Trinidad Drilling Ltd. (d)	300,000	2,288,885
		28,266,930
Oil, Gas & Consumable Fuels - 11.8%
Amyris, Inc. (a)(d)	275,000	3,173,500
Apache Corp.	100,000	9,058,000
Canadian Natural Resources Ltd.	175,000	6,555,626
Chevron Corp.	525,000	55,860,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,180,500
EXCO Resources, Inc.	425,000	4,441,250
Exxon Mobil Corp.	875,000	74,164,999
Hess Corp.	75,000	4,260,000
Newfield Exploration Co. (a)	50,000	1,886,500
Plains Exploration & Production Co. (a)	100,000	3,672,000
QEP Resources, Inc.	100,000	2,930,000
Royal Dutch Shell PLC Class A sponsored ADR	275,000	20,099,750
Solazyme, Inc. (d)	50,000	595,000
Suncor Energy, Inc.	350,000	10,097,211
Whiting Petroleum Corp. (a)	82,500	3,851,925
		202,826,261
TOTAL ENERGY		231,093,191
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.0%
Capital Markets - 3.5%
Ashmore Group PLC	1,250,000	$ 6,484,401
Bank of New York Mellon Corp.	400,000	7,964,000
Goldman Sachs Group, Inc.	200,000	18,086,000
KKR & Co. LP	450,000	5,773,500
Manning & Napier, Inc. (d)	81,200	1,014,188
Morgan Stanley	1,050,000	15,886,500
The Blackstone Group LP	400,000	5,604,000
		60,812,589
Commercial Banks - 4.6%
Alliance Financial Corp.	200,000	6,176,000
BB&T Corp.	550,000	13,843,500
M&T Bank Corp.	70,000	5,343,800
SunTrust Banks, Inc.	325,000	5,752,500
Wells Fargo & Co.	1,750,000	48,230,000
		79,345,800
Diversified Financial Services - 4.9%
JPMorgan Chase & Co.	1,750,000	58,187,500
KKR Financial Holdings LLC	2,200,000	19,206,000
New Academy Holding Co. LLC unit (e)(f)	60,000	6,024,000
		83,417,500
Insurance - 2.3%
ACE Ltd.	125,000	8,765,000
Allstate Corp.	225,000	6,167,250
Brasil Insurance Participacoes e Administracao SA	400,000	3,649,635
Hanover Insurance Group, Inc.	125,000	4,368,750
Lincoln National Corp.	300,000	5,826,000
MetLife, Inc.	200,000	6,236,000
RenaissanceRe Holdings Ltd.	50,000	3,718,500
		38,731,135
Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc.	400,000	3,452,000
MGIC Investment Corp. (a)	1,164,644	4,344,122
Radian Group, Inc. (d)	1,934,300	4,526,262
		12,322,384
TOTAL FINANCIALS		274,629,408
HEALTH CARE - 11.1%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,787,500
Alnylam Pharmaceuticals, Inc. (a)	325,000	2,648,750
Amgen, Inc.	205,000	13,163,050
Anacor Pharmaceuticals, Inc. (a)(d)	200,000	1,240,000
BioMarin Pharmaceutical, Inc. (a)	25,000	859,500
Gilead Sciences, Inc. (a)	100,000	4,093,000
Inhibitex, Inc. (a)	7,200	78,768
PDL BioPharma, Inc. (d)	675,000	4,185,000

	Shares	Value
Synageva BioPharma Corp. (a)	25,819	$ 687,560
Vertex Pharmaceuticals, Inc. (a)	27,900	926,559
		29,669,687
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	75,000	1,779,375
HeartWare International, Inc. (a)	55,000	3,795,000
SonoSite, Inc. (a)	75,000	4,039,500
St. Jude Medical, Inc.	75,000	2,572,500
Uroplasty, Inc. (a)	500,000	2,125,000
Zimmer Holdings, Inc. (a)	25,000	1,335,500
		15,646,875
Health Care Providers & Services - 3.3%
Brookdale Senior Living, Inc. (a)	325,000	5,651,750
Emeritus Corp. (a)	153,472	2,687,295
Express Scripts, Inc. (a)	75,000	3,351,750
IPC The Hospitalist Co., Inc. (a)	75,000	3,429,000
Laboratory Corp. of America Holdings (a)	25,000	2,149,250
McKesson Corp.	225,000	17,529,750
Medco Health Solutions, Inc. (a)	50,000	2,795,000
MEDNAX, Inc. (a)	40,000	2,880,400
Quest Diagnostics, Inc.	50,000	2,903,000
WellPoint, Inc.	200,000	13,250,000
		56,627,195
Pharmaceuticals - 5.2%
Abbott Laboratories	100,000	5,623,000
Auxilium Pharmaceuticals, Inc. (a)	75,000	1,494,750
Elan Corp. PLC sponsored ADR (a)	150,000	2,061,000
GlaxoSmithKline PLC sponsored ADR	287,500	13,118,625
Merck & Co., Inc.	600,000	22,620,000
Pfizer, Inc.	1,575,000	34,083,000
Roche Holding AG (participation certificate)	50,000	8,475,749
XenoPort, Inc. (a)	490,900	1,870,329
		89,346,453
TOTAL HEALTH CARE		191,290,210
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	225,000	12,228,750
Lockheed Martin Corp.	50,000	4,045,000
Rockwell Collins, Inc.	17,500	968,975
United Technologies Corp.	100,000	7,309,000
		24,551,725
Building Products - 0.7%
Lennox International, Inc.	75,000	2,531,250
Owens Corning (a)	225,000	6,462,000
Quanex Building Products Corp.	150,000	2,253,000
		11,246,250
Commercial Services & Supplies - 0.7%
Covanta Holding Corp.	400,000	5,476,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
EnerNOC, Inc. (a)(d)	250,000	$ 2,717,500
Standard Parking Corp. (a)	175,000	3,127,250
		11,320,750
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	100,000	4,058,000
Quanta Services, Inc. (a)	300,000	6,462,000
		10,520,000
Electrical Equipment - 0.1%
Polypore International, Inc. (a)	30,000	1,319,700
Industrial Conglomerates - 2.3%
General Electric Co.	1,500,000	26,865,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	610,300	12,785,785
		39,650,785
Machinery - 0.8%
Ingersoll-Rand PLC	300,000	9,141,000
PACCAR, Inc.	22,500	843,075
SPX Corp.	75,000	4,520,250
		14,504,325
Professional Services - 0.8%
Acacia Research Corp. - Acacia Technologies (a)	200,000	7,302,000
Michael Page International PLC	1,050,000	5,688,257
RPX Corp.	25,000	316,250
		13,306,507
Road & Rail - 0.6%
Con-way, Inc.	100,000	2,916,000
CSX Corp.	200,000	4,212,000
Swift Transporation Co.	325,000	2,678,000
		9,806,000
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	75,000	3,975,750
TOTAL INDUSTRIALS		140,201,792
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	900,000	4,671,000
Cisco Systems, Inc.	1,300,000	23,504,000
Juniper Networks, Inc. (a)	500,000	10,205,000
		38,380,000
Computers & Peripherals - 5.0%
Apple, Inc. (a)	180,000	72,900,000
Hewlett-Packard Co.	479,000	12,339,040
		85,239,040
Electronic Equipment & Components - 2.0%
Avnet, Inc. (a)	175,000	5,440,750
Coretronic Corp.	2,250,000	1,523,031

	Shares	Value
Corning, Inc.	1,419,100	$ 18,419,918
Everlight Electronics Co. Ltd.	1,250,000	2,175,169
Fabrinet (a)	225,000	3,078,000
Itron, Inc. (a)	75,000	2,682,750
		33,319,618
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	150,000	4,842,000
Blinkx PLC (a)	1,500,000	1,782,240
Constant Contact, Inc. (a)	100,000	2,321,000
Cornerstone OnDemand, Inc.	50,000	912,000
Google, Inc. Class A (a)	100,000	64,590,000
SciQuest, Inc. (a)	450,010	6,421,643
VeriSign, Inc.	125,000	4,465,000
WebMD Health Corp. (a)	75,000	2,816,250
		88,150,133
IT Services - 7.1%
Cognizant Technology Solutions Corp. Class A (a)	205,000	13,183,550
Fidelity National Information Services, Inc.	125,000	3,323,750
International Business Machines Corp.	175,000	32,179,000
MasterCard, Inc. Class A	50,000	18,641,000
Paychex, Inc.	825,000	24,840,750
Visa, Inc. Class A	290,000	29,443,700
		121,611,750
Semiconductors & Semiconductor Equipment - 2.5%
KLA-Tencor Corp.	125,000	6,031,250
Lam Research Corp. (a)	75,000	2,776,500
NVIDIA Corp. (a)	75,000	1,039,500
NXP Semiconductors NV (a)	268,300	4,123,771
Omnivision Technologies, Inc. (a)	358,300	4,383,801
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	6,540,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000,000	12,910,000
Tessera Technologies, Inc. (a)	304,700	5,103,725
		42,908,547
Software - 1.9%
Citrix Systems, Inc. (a)	25,000	1,518,000
Concur Technologies, Inc. (a)	50,000	2,539,500
Convio, Inc. (a)	11,700	129,402
Kenexa Corp. (a)	50,000	1,335,000
NetSuite, Inc. (a)	50,000	2,027,500
Nuance Communications, Inc. (a)	225,000	5,661,000
Oracle Corp.	500,000	12,825,000
RealPage, Inc. (a)	50,000	1,263,500
Taleo Corp. Class A (a)	75,000	2,901,750
VMware, Inc. Class A (a)	25,000	2,079,750
		32,280,402
TOTAL INFORMATION TECHNOLOGY		441,889,490
Common Stocks - continued
	Shares	Value
MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	25,000	$ 2,129,750
Cabot Corp.	110,000	3,535,400
Ecolab, Inc. (d)	110,000	6,359,100
Olin Corp.	125,000	2,456,250
W.R. Grace & Co. (a)	50,000	2,296,000
		16,776,500
Metals & Mining - 0.8%
Colossus Minerals, Inc. (a)	125,000	740,132
Gem Diamonds Ltd. (a)	1,000,000	3,016,217
Nucor Corp.	250,000	9,892,500
		13,648,849
TOTAL MATERIALS		30,425,349
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cbeyond, Inc. (a)	150,000	1,201,500
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Corp.	50,000	3,652,500
NextEra Energy, Inc.	125,000	7,610,000
		11,262,500
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	4,306,500
TOTAL UTILITIES		15,569,000
TOTAL COMMON STOCKS (Cost $1,663,712,059)		1,656,164,499
Nonconvertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 2.1%
Porsche Automobil Holding SE (Germany)	349,950	18,730,528
Volkswagen AG	120,000	17,979,216
		36,709,744
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,242,496)		36,709,744
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,671,190	$ 21,671,190
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	11,406,578	11,406,578
TOTAL MONEY MARKET FUNDS (Cost $33,077,768)		33,077,768
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,734,032,323)	1,725,952,011
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(10,625,694)
NET ASSETS - 100%	$ 1,715,326,317
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,024,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,556
Fidelity Securities Lending Cash Central Fund	158,551
Total	$ 171,107
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,117,998	$ 176,117,998	$ -	$ -
Consumer Staples	190,456,305	190,456,305	-	-
Energy	231,093,191	231,093,191	-	-
Financials	274,629,408	268,605,408	-	6,024,000
Health Care	191,290,210	191,290,210	-	-
Industrials	140,201,792	140,201,792	-	-
Information Technology	441,889,490	441,889,490	-	-
Materials	30,425,349	30,425,349	-	-
Telecommunication Services	1,201,500	1,201,500	-	-
Utilities	15,569,000	15,569,000	-	-
Money Market Funds	33,077,768	33,077,768	-	-
Total Investments in Securities:	$ 1,725,952,011	$ 1,719,928,011	$ -	$ 6,024,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,024,000
Total Realized Gain (Loss)	(2)
Total Unrealized Gain (Loss)	2
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,024,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,744,143,457. Net unrealized depreciation aggregated $18,191,446, of which $185,675,776 related to appreciated investment securities and $203,867,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
Class O

December 31, 2011

1.811319.107

DESIO-QTLY-0212

Investments December 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Distributors - 0.3%
Li & Fung Ltd.	3,124,000	$ 5,784,142
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	100,000	2,770,000
Ruth's Hospitality Group, Inc. (a)	623,600	3,099,292
Texas Roadhouse, Inc. Class A	250,000	3,725,000
		9,594,292
Household Durables - 0.6%
D.R. Horton, Inc.	200,000	2,522,000
iRobot Corp. (a)	50,000	1,492,500
KB Home (d)	500,000	3,360,000
Toll Brothers, Inc. (a)	125,000	2,552,500
		9,927,000
Leisure Equipment & Products - 0.1%
Brunswick Corp.	100,000	1,806,000
Media - 3.2%
Comcast Corp. Class A	900,000	21,339,000
DreamWorks Animation SKG, Inc. Class A (a)	50,000	829,750
The Walt Disney Co.	500,000	18,750,000
Time Warner, Inc.	400,000	14,456,000
		55,374,750
Multiline Retail - 0.7%
Dollar General Corp. (a)	55,000	2,262,700
Target Corp.	195,000	9,987,900
		12,250,600
Specialty Retail - 2.5%
Best Buy Co., Inc.	400,000	9,348,000
Citi Trends, Inc. (a)	300,000	2,634,000
Destination Maternity Corp.	200,000	3,344,000
Francescas Holdings Corp. (a)	120,000	2,076,000
Lowe's Companies, Inc.	550,000	13,959,000
Lumber Liquidators Holdings, Inc. (a)	39,329	694,550
Staples, Inc.	675,000	9,375,750
Talbots, Inc. (a)	750,000	1,995,000
		43,426,300
Textiles, Apparel & Luxury Goods - 0.1%
Arezzo Industria e Comercio SA	100,000	1,245,170
TOTAL CONSUMER DISCRETIONARY		139,408,254
CONSUMER STAPLES - 11.1%
Beverages - 3.4%
Beam, Inc.	75,000	3,842,250
Constellation Brands, Inc. Class A (sub. vtg.) (a)	200,000	4,134,000
Molson Coors Brewing Co. Class B	100,000	4,354,000
PepsiCo, Inc.	600,000	39,810,000
The Coca-Cola Co.	100,000	6,997,000
		59,137,250

	Shares	Value
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	215,000	$ 8,767,700
Drogasil SA	375,000	2,610,428
Walgreen Co.	275,000	9,091,500
		20,469,628
Food Products - 1.4%
Danone	225,000	14,145,527
Green Mountain Coffee Roasters, Inc. (a)	75,000	3,363,750
Unilever NV (NY Reg.)	175,000	6,014,750
		23,524,027
Household Products - 2.7%
Colgate-Palmolive Co.	240,000	22,173,600
Procter & Gamble Co.	350,000	23,348,500
		45,522,100
Tobacco - 2.4%
Altria Group, Inc.	250,000	7,412,500
British American Tobacco PLC sponsored ADR	135,000	12,808,800
Philip Morris International, Inc.	275,000	21,582,000
		41,803,300
TOTAL CONSUMER STAPLES		190,456,305
ENERGY - 13.5%
Energy Equipment & Services - 1.7%
Halliburton Co.	250,000	8,627,500
Helmerich & Payne, Inc.	50,000	2,918,000
McDermott International, Inc. (a)	154,500	1,778,295
National Oilwell Varco, Inc.	75,000	5,099,250
Noble Corp.	250,000	7,555,000
Trinidad Drilling Ltd. (d)	300,000	2,288,885
		28,266,930
Oil, Gas & Consumable Fuels - 11.8%
Amyris, Inc. (a)(d)	275,000	3,173,500
Apache Corp.	100,000	9,058,000
Canadian Natural Resources Ltd.	175,000	6,555,626
Chevron Corp.	525,000	55,860,000
Clean Energy Fuels Corp. (a)(d)	175,000	2,180,500
EXCO Resources, Inc.	425,000	4,441,250
Exxon Mobil Corp.	875,000	74,164,999
Hess Corp.	75,000	4,260,000
Newfield Exploration Co. (a)	50,000	1,886,500
Plains Exploration & Production Co. (a)	100,000	3,672,000
QEP Resources, Inc.	100,000	2,930,000
Royal Dutch Shell PLC Class A sponsored ADR	275,000	20,099,750
Solazyme, Inc. (d)	50,000	595,000
Suncor Energy, Inc.	350,000	10,097,211
Whiting Petroleum Corp. (a)	82,500	3,851,925
		202,826,261
TOTAL ENERGY		231,093,191
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.0%
Capital Markets - 3.5%
Ashmore Group PLC	1,250,000	$ 6,484,401
Bank of New York Mellon Corp.	400,000	7,964,000
Goldman Sachs Group, Inc.	200,000	18,086,000
KKR & Co. LP	450,000	5,773,500
Manning & Napier, Inc. (d)	81,200	1,014,188
Morgan Stanley	1,050,000	15,886,500
The Blackstone Group LP	400,000	5,604,000
		60,812,589
Commercial Banks - 4.6%
Alliance Financial Corp.	200,000	6,176,000
BB&T Corp.	550,000	13,843,500
M&T Bank Corp.	70,000	5,343,800
SunTrust Banks, Inc.	325,000	5,752,500
Wells Fargo & Co.	1,750,000	48,230,000
		79,345,800
Diversified Financial Services - 4.9%
JPMorgan Chase & Co.	1,750,000	58,187,500
KKR Financial Holdings LLC	2,200,000	19,206,000
New Academy Holding Co. LLC unit (e)(f)	60,000	6,024,000
		83,417,500
Insurance - 2.3%
ACE Ltd.	125,000	8,765,000
Allstate Corp.	225,000	6,167,250
Brasil Insurance Participacoes e Administracao SA	400,000	3,649,635
Hanover Insurance Group, Inc.	125,000	4,368,750
Lincoln National Corp.	300,000	5,826,000
MetLife, Inc.	200,000	6,236,000
RenaissanceRe Holdings Ltd.	50,000	3,718,500
		38,731,135
Thrifts & Mortgage Finance - 0.7%
First Niagara Financial Group, Inc.	400,000	3,452,000
MGIC Investment Corp. (a)	1,164,644	4,344,122
Radian Group, Inc. (d)	1,934,300	4,526,262
		12,322,384
TOTAL FINANCIALS		274,629,408
HEALTH CARE - 11.1%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	25,000	1,787,500
Alnylam Pharmaceuticals, Inc. (a)	325,000	2,648,750
Amgen, Inc.	205,000	13,163,050
Anacor Pharmaceuticals, Inc. (a)(d)	200,000	1,240,000
BioMarin Pharmaceutical, Inc. (a)	25,000	859,500
Gilead Sciences, Inc. (a)	100,000	4,093,000
Inhibitex, Inc. (a)	7,200	78,768
PDL BioPharma, Inc. (d)	675,000	4,185,000

	Shares	Value
Synageva BioPharma Corp. (a)	25,819	$ 687,560
Vertex Pharmaceuticals, Inc. (a)	27,900	926,559
		29,669,687
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	75,000	1,779,375
HeartWare International, Inc. (a)	55,000	3,795,000
SonoSite, Inc. (a)	75,000	4,039,500
St. Jude Medical, Inc.	75,000	2,572,500
Uroplasty, Inc. (a)	500,000	2,125,000
Zimmer Holdings, Inc. (a)	25,000	1,335,500
		15,646,875
Health Care Providers & Services - 3.3%
Brookdale Senior Living, Inc. (a)	325,000	5,651,750
Emeritus Corp. (a)	153,472	2,687,295
Express Scripts, Inc. (a)	75,000	3,351,750
IPC The Hospitalist Co., Inc. (a)	75,000	3,429,000
Laboratory Corp. of America Holdings (a)	25,000	2,149,250
McKesson Corp.	225,000	17,529,750
Medco Health Solutions, Inc. (a)	50,000	2,795,000
MEDNAX, Inc. (a)	40,000	2,880,400
Quest Diagnostics, Inc.	50,000	2,903,000
WellPoint, Inc.	200,000	13,250,000
		56,627,195
Pharmaceuticals - 5.2%
Abbott Laboratories	100,000	5,623,000
Auxilium Pharmaceuticals, Inc. (a)	75,000	1,494,750
Elan Corp. PLC sponsored ADR (a)	150,000	2,061,000
GlaxoSmithKline PLC sponsored ADR	287,500	13,118,625
Merck & Co., Inc.	600,000	22,620,000
Pfizer, Inc.	1,575,000	34,083,000
Roche Holding AG (participation certificate)	50,000	8,475,749
XenoPort, Inc. (a)	490,900	1,870,329
		89,346,453
TOTAL HEALTH CARE		191,290,210
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	225,000	12,228,750
Lockheed Martin Corp.	50,000	4,045,000
Rockwell Collins, Inc.	17,500	968,975
United Technologies Corp.	100,000	7,309,000
		24,551,725
Building Products - 0.7%
Lennox International, Inc.	75,000	2,531,250
Owens Corning (a)	225,000	6,462,000
Quanex Building Products Corp.	150,000	2,253,000
		11,246,250
Commercial Services & Supplies - 0.7%
Covanta Holding Corp.	400,000	5,476,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
EnerNOC, Inc. (a)(d)	250,000	$ 2,717,500
Standard Parking Corp. (a)	175,000	3,127,250
		11,320,750
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	100,000	4,058,000
Quanta Services, Inc. (a)	300,000	6,462,000
		10,520,000
Electrical Equipment - 0.1%
Polypore International, Inc. (a)	30,000	1,319,700
Industrial Conglomerates - 2.3%
General Electric Co.	1,500,000	26,865,000
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	610,300	12,785,785
		39,650,785
Machinery - 0.8%
Ingersoll-Rand PLC	300,000	9,141,000
PACCAR, Inc.	22,500	843,075
SPX Corp.	75,000	4,520,250
		14,504,325
Professional Services - 0.8%
Acacia Research Corp. - Acacia Technologies (a)	200,000	7,302,000
Michael Page International PLC	1,050,000	5,688,257
RPX Corp.	25,000	316,250
		13,306,507
Road & Rail - 0.6%
Con-way, Inc.	100,000	2,916,000
CSX Corp.	200,000	4,212,000
Swift Transporation Co.	325,000	2,678,000
		9,806,000
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	75,000	3,975,750
TOTAL INDUSTRIALS		140,201,792
INFORMATION TECHNOLOGY - 25.8%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	900,000	4,671,000
Cisco Systems, Inc.	1,300,000	23,504,000
Juniper Networks, Inc. (a)	500,000	10,205,000
		38,380,000
Computers & Peripherals - 5.0%
Apple, Inc. (a)	180,000	72,900,000
Hewlett-Packard Co.	479,000	12,339,040
		85,239,040
Electronic Equipment & Components - 2.0%
Avnet, Inc. (a)	175,000	5,440,750
Coretronic Corp.	2,250,000	1,523,031

	Shares	Value
Corning, Inc.	1,419,100	$ 18,419,918
Everlight Electronics Co. Ltd.	1,250,000	2,175,169
Fabrinet (a)	225,000	3,078,000
Itron, Inc. (a)	75,000	2,682,750
		33,319,618
Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	150,000	4,842,000
Blinkx PLC (a)	1,500,000	1,782,240
Constant Contact, Inc. (a)	100,000	2,321,000
Cornerstone OnDemand, Inc.	50,000	912,000
Google, Inc. Class A (a)	100,000	64,590,000
SciQuest, Inc. (a)	450,010	6,421,643
VeriSign, Inc.	125,000	4,465,000
WebMD Health Corp. (a)	75,000	2,816,250
		88,150,133
IT Services - 7.1%
Cognizant Technology Solutions Corp. Class A (a)	205,000	13,183,550
Fidelity National Information Services, Inc.	125,000	3,323,750
International Business Machines Corp.	175,000	32,179,000
MasterCard, Inc. Class A	50,000	18,641,000
Paychex, Inc.	825,000	24,840,750
Visa, Inc. Class A	290,000	29,443,700
		121,611,750
Semiconductors & Semiconductor Equipment - 2.5%
KLA-Tencor Corp.	125,000	6,031,250
Lam Research Corp. (a)	75,000	2,776,500
NVIDIA Corp. (a)	75,000	1,039,500
NXP Semiconductors NV (a)	268,300	4,123,771
Omnivision Technologies, Inc. (a)	358,300	4,383,801
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,500,000	6,540,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,000,000	12,910,000
Tessera Technologies, Inc. (a)	304,700	5,103,725
		42,908,547
Software - 1.9%
Citrix Systems, Inc. (a)	25,000	1,518,000
Concur Technologies, Inc. (a)	50,000	2,539,500
Convio, Inc. (a)	11,700	129,402
Kenexa Corp. (a)	50,000	1,335,000
NetSuite, Inc. (a)	50,000	2,027,500
Nuance Communications, Inc. (a)	225,000	5,661,000
Oracle Corp.	500,000	12,825,000
RealPage, Inc. (a)	50,000	1,263,500
Taleo Corp. Class A (a)	75,000	2,901,750
VMware, Inc. Class A (a)	25,000	2,079,750
		32,280,402
TOTAL INFORMATION TECHNOLOGY		441,889,490
Common Stocks - continued
	Shares	Value
MATERIALS - 1.8%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	25,000	$ 2,129,750
Cabot Corp.	110,000	3,535,400
Ecolab, Inc. (d)	110,000	6,359,100
Olin Corp.	125,000	2,456,250
W.R. Grace & Co. (a)	50,000	2,296,000
		16,776,500
Metals & Mining - 0.8%
Colossus Minerals, Inc. (a)	125,000	740,132
Gem Diamonds Ltd. (a)	1,000,000	3,016,217
Nucor Corp.	250,000	9,892,500
		13,648,849
TOTAL MATERIALS		30,425,349
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Cbeyond, Inc. (a)	150,000	1,201,500
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Corp.	50,000	3,652,500
NextEra Energy, Inc.	125,000	7,610,000
		11,262,500
Multi-Utilities - 0.2%
TECO Energy, Inc.	225,000	4,306,500
TOTAL UTILITIES		15,569,000
TOTAL COMMON STOCKS (Cost $1,663,712,059)		1,656,164,499
Nonconvertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 2.1%
Porsche Automobil Holding SE (Germany)	349,950	18,730,528
Volkswagen AG	120,000	17,979,216
		36,709,744
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,242,496)		36,709,744
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	21,671,190	$ 21,671,190
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	11,406,578	11,406,578
TOTAL MONEY MARKET FUNDS (Cost $33,077,768)		33,077,768
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $1,734,032,323)	1,725,952,011
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(10,625,694)
NET ASSETS - 100%	$ 1,715,326,317
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,024,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$ 6,324,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,556
Fidelity Securities Lending Cash Central Fund	158,551
Total	$ 171,107
Other Information

The following is a summary of the inputs used, as of December 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 176,117,998	$ 176,117,998	$ -	$ -
Consumer Staples	190,456,305	190,456,305	-	-
Energy	231,093,191	231,093,191	-	-
Financials	274,629,408	268,605,408	-	6,024,000
Health Care	191,290,210	191,290,210	-	-
Industrials	140,201,792	140,201,792	-	-
Information Technology	441,889,490	441,889,490	-	-
Materials	30,425,349	30,425,349	-	-
Telecommunication Services	1,201,500	1,201,500	-	-
Utilities	15,569,000	15,569,000	-	-
Money Market Funds	33,077,768	33,077,768	-	-
Total Investments in Securities:	$ 1,725,952,011	$ 1,719,928,011	$ -	$ 6,024,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 6,024,000
Total Realized Gain (Loss)	(2)
Total Unrealized Gain (Loss)	2
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,024,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At December 31, 2011, the cost of investment securities for income tax purposes was $1,744,143,457. Net unrealized depreciation aggregated $18,191,446, of which $185,675,776 related to appreciated investment securities and $203,867,222 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	February 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 28, 2012